================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-4803

                           Oppenheimer Municipal Fund
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                     Date of fiscal year end: September 30

                      Date of reporting period: 12/30/2011
================================================================================

ITEM 1. SCHEDULE OF INVESTMENT.

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                          Effective
     Amount                                                Coupon     Maturity      Maturity**            Value
-----------                                                -------   ----------   -------------     ------------
Municipal Bonds and Notes-100.0%
Alabama-1.7%
$   310,000   AL Drinking Water Finance Authority          6.000%  08/15/2021     01/31/2012(A)    $   310,806
  2,425,000   AL HFA (South Bay Apartments)                5.950   02/01/2033     02/01/2012(A)      2,455,067
    145,000   Bayou La Batre, AL Utilities Board
              (Water & Sewer)                              5.750   03/01/2027     01/31/2012(A)        145,113
     40,000   Bessemer, AL GO                              6.250   02/01/2024     02/01/2012(A)         40,080
     80,000   Bessemer, AL Medical Clinic Board
              (Bessemer Carraway Medical Center)           5.625   05/15/2017     01/31/2012(A)         80,149
    155,000   Bessemer, AL Medical Clinic Board
              (Bessemer Carraway Medical Center)           6.000   05/15/2019     01/31/2012(A)        155,276
  4,900,000   Bessemer, AL Medical Clinic Board
              (Bessemer Carraway Medical Center)           7.250   04/01/2015     01/31/2012(A)      4,915,974
     25,000   Birmingham, AL Baptist Medical
              Centers (Baptist Health System)              5.625   11/15/2015     01/31/2012(A)         25,295
     65,000   Birmingham, AL Private Educational
              Building Authority (Birmingham-
              Southern College)                            6.000   12/01/2021     02/01/2021(B)         49,954
    200,000   Brewton, AL School Warrants                  5.100   12/01/2021     01/31/2012(A)        202,354
     85,000   Courtland, AL Industrial Devel. Board
              (Champion International Corp.)               6.000   08/01/2029     02/01/2012(A)         85,014
  2,000,000   Courtland, AL Industrial Devel. Board
              (International Paper Company)                5.000   11/01/2013     11/01/2013         2,101,020
  3,280,000   Courtland, AL Industrial Devel. Board
              (International Paper Company)                5.800   05/01/2022     05/01/2014(A)      3,332,578
  9,000,000   Courtland, AL Industrial Devel. Board
              (International Paper Company)                6.250   08/01/2025     08/01/2013(A)      9,232,560
    200,000   Cullman County, AL Health Care
              Authority (Cullman Regional
              Medical Center)                              7.000   02/01/2036     02/01/2019(A)        201,756
  7,470,000   Huntsville, AL Health Care Authority,
              Series A                                     5.500   06/01/2025     06/01/2020(A)      8,171,284
  5,260,000   Jefferson County, AL Limited
              Obligation School Warrant                    5.250   01/01/2018     01/01/2018         5,245,009
  4,180,000   Jefferson County, AL Limited
              Obligation School Warrant                    5.250   01/01/2019     01/01/2019         4,148,399
  6,860,000   Jefferson County, AL Limited
              Obligation School Warrant                    5.500   01/01/2021     01/01/2021         6,743,106
  1,445,000   Jefferson County, AL Sewer                   5.250   02/01/2015     02/01/2015         1,420,681
    290,000   Jefferson County, AL Sewer                   5.625   02/01/2022     07/18/2021(B)        169,476
    700,000   Marshall County, AL Health Care
              Authority                                    5.750   01/01/2032     01/01/2013(A)        706,195
     50,000   Mobile, AL Limited Obligation Tax            5.500   02/15/2023     02/15/2012(A)         51,119
  2,095,000   Morgan County-Decatur, AL Health
              Care Authority (Decatur General
              Hospital)                                    6.250   03/01/2013     03/01/2013         2,076,124
 15,756,000   Morgan County-Decatur, AL Health
              Care Authority (Decatur General
              Hospital)                                    6.375   03/01/2024     01/31/2012(A)     15,779,319
    115,000   Satsuma, AL Waterworks & Sewer
              Board                                        6.000   07/01/2025     01/31/2012(A)        115,167

1 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                    Effective
     Amount                                           Coupon     Maturity     Maturity**             Value
-----------                                           -------   ---------- -------------      ------------
Alabama Continued
$   500,000   Selma, AL Industrial Devel. Board
              (International Paper Company)            6.700%   03/01/2024   03/01/2012(A)      $   502,505
     55,000   Tuskegee, AL Utilities Board             5.500    02/01/2016   02/01/2012(A)           55,135
    150,000   Tuskegee, AL Utilities Board             5.500    02/01/2022   02/01/2012(A)          150,224
                                                                                               ------------
                                                                                                 68,666,739
Alaska-0.4%
     25,000   AK HFC (Veterans Mtg.)                   5.200    12/01/2014   02/01/2012(A)           25,253
     10,000   AK Industrial Devel. & Export
              Authority (Lake Dorothy
              Hydroelectric)                           5.250    12/01/2021   01/31/2012(A)           10,003
    500,000   AK Industrial Devel. & Export
              Authority (Snettisham)                   5.500    01/01/2017   01/31/2012(A)          500,835
    305,000   AK Industrial Devel. & Export
              Authority (Snettisham)                   6.000    01/01/2015   01/31/2012(A)          305,784
 17,095,000   AK Northern Tobacco Securitization
              Corp. (TASC)                             4.625    06/01/2023   09/07/2014(B)       16,248,798
                                                                                               ------------
                                                                                                 17,090,673
Arizona-2.6%
 27,600,000   Apache County, AZ IDA (Tucson
              Electric Power Company)                  5.875    03/01/2033   03/01/2012(A)       27,598,068
 36,075,000   AZ Health Facilities Authority
              (Banner Health System)(1)                6.000    01/01/2030   01/05/2015(A)       37,382,723
  5,000,000   AZ Health Facilities Authority
              (Banner Health System)                   6.000    01/01/2030   01/01/2013(A)        5,181,100
  1,375,000   Goodyear, AZ IDA Water & Sewer
              (Litchfield Park Service Company)        6.750    10/01/2031   05/08/2028(B)        1,324,386
  1,425,000   Hassayampa, AZ Community
              Facilities District (Hassayampa
              Village Community)                       7.750    07/01/2021   07/01/2012(A)        1,448,769
  1,365,000   Litchfield Park, AZ Community
              Facility District                        6.375    07/15/2026   12/10/2022(B)        1,330,302
    715,000   Maricopa County, AZ IDA (Christian
              Care Mesa II)                            6.000    01/01/2014   01/13/2013(B)          697,811
     15,000   Maricopa County, AZ IDA
              (Whispering Palms Apartments)            5.600    07/01/2013   07/01/2013              14,755
  7,000,000   Maricopa County, AZ Pollution
              Control Corp. (Public Service
              Company of New Mexico)                   5.200    06/01/2043   06/01/2020(C)        7,451,010
  2,580,000   Mohave County, AZ IDA (Mohave
              Prison)                                  6.750    05/01/2012   05/01/2012           2,599,582
  3,530,000   Mohave County, AZ IDA (Mohave
              Prison)                                  7.000    05/01/2013   05/01/2013           3,646,843
  1,040,000   Phoenix, AZ IDA (Gourmet Boutique
              West)                                    5.500    11/01/2017   02/14/2015(B)          835,609
     40,000   Pima County, AZ IDA (International
              Studies Academy)                         6.750    07/01/2031   11/29/2027(B)           39,467
  2,250,000   Pima County, AZ IDA (Tucson
              Electric Power Company)                  5.750    09/01/2029   01/12/2015(A)        2,333,070
    500,000   Pima County, AZ IDA (Tucson
              Electric Power Company)                  6.375    09/01/2029   03/01/2013(A)          510,955

2 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                    Effective
     Amount                                            Coupon     Maturity    Maturity**               Value
-----------                                           -------    ----------   ----------        ------------
Arizona Continued
$ 2,660,000   Pima County, AZ IDA Water &
              Wastewater (Global Water
              Resources)                                5.450%   12/01/2017   07/30/2015(B)      $ 2,675,215
      5,000   Scottsdale, AZ IDA (Scottsdale
              Memorial Hospitals)                       5.500    09/01/2012   09/01/2012               5,164
  5,115,000   Scottsdale, AZ IDA
              (SHH/SHC/SHRC/SCIC Obligated
              Group)                                    5.250    09/01/2030   09/01/2013(A)        5,156,483
    345,000   Tucson, AZ IDA (Joint Single Family
              Mtg.)                                     5.250    07/01/2038   12/06/2012(A)          352,787
  1,750,000   Verrado, AZ Community Facilities
              District No.(1)                           6.500    07/15/2027   07/03/2023(B)        1,713,145
                                                                                                ------------
                                                                                                 102,297,244
Arkansas-0.0%
    165,000   AR Devel. Finance Authority
              (Madison Industrial
              Devel./Community Living
              Obligated Group)                          5.800    12/01/2020   01/31/2012(A)          165,380
    180,000   AR Devel. Finance Authority (Single
              Family Mtg.)                              5.300    07/01/2024   07/01/2012(A)          183,688
    365,000   AR Devel. Finance Authority (Single
              Family Mtg.)                              5.625    01/01/2035   01/01/2016(A)          383,403
     95,000   North Little Rock, AR Health
              Facilities Board (Baptist Health)         5.600    07/01/2017   01/31/2012(A)           95,238
    875,000   Warren, AR Solid Waste Disposal
              (Potlatch Corp.)                          7.500   08/01/2013    02/01/2012(A)          875,271
                                                                                                ------------
                                                                                                   1,702,980
California-12.2%
    500,000   Alameda, CA Transportation
              Authority                                 5.250    10/01/2021   01/31/2012(A)          500,465
  3,000,000   Antelope Valley, CA Healthcare
              District                                  5.200    01/01/2020   01/31/2012(A)        3,004,470
  4,350,000   Antelope Valley, CA Healthcare
              District                                  5.250    09/01/2017   09/01/2017           4,347,564
  4,180,000   Antioch, CA Public Financing
              Authority                                 5.625    01/01/2022   01/31/2012(A)        4,186,186
  3,000,000   Antioch, CA Public Financing
              Authority                                 5.625    01/01/2027   01/31/2012(A)        3,002,010
    400,000   CA County Tobacco Securitization
              Agency (TASC)                             5.000    06/01/2026   01/10/2017(B)          345,888
 16,000,000   CA County Tobacco Securitization
              Agency (TASC)                             5.250    06/01/2021   04/05/2017(B)       14,654,080
  8,570,000   CA County Tobacco Securitization
              Agency (TASC)                             5.450    06/01/2028   10/28/2024(B)        6,819,920
  2,660,000   CA County Tobacco Securitization
              Agency (TASC)                             5.500    06/01/2033   09/22/2015(B)        2,266,347
  3,095,000   CA County Tobacco Securitization
              Agency (TASC)                             5.600    06/01/2036   05/11/2030(B)        2,270,492
  3,000,000   CA County Tobacco Securitization
              Agency (TASC)                             5.650    06/01/2041   12/17/2034(B)        2,145,720

3 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)


  Principal                                                                      Effective
     Amount                                             Coupon     Maturity     Maturity**             Value
-----------                                            -------   ----------   ------------      ------------
California Continued
$ 5,150,000   CA County Tobacco Securitization
              Agency (TASC)                              5.750%  06/01/2029    05/02/2017(B)     $ 4,870,870
  9,000,000   CA County Tobacco Securitization
              Agency (TASC)                              5.875   06/01/2027    12/13/2018(B)       8,750,790
  2,505,000   CA County Tobacco Securitization
              Agency (TASC)                              5.875   06/01/2043    08/06/2024(B)       1,941,250
  4,905,000   CA County Tobacco Securitization
              Agency (TASC)                              6.000   06/01/2029    04/14/2015(B)       4,814,405
    135,000   CA County Tobacco Securitization
              Agency (TASC)                              6.000   06/01/2042    08/04/2028(B)         107,457
  9,475,000   CA Dept. of Veterans Affairs Home
              Purchase                                   4.900   12/01/2022    12/01/2016(A)       9,973,575
  3,700,000   CA Educational Facilities Authority
              (Stanford University)                      5.250   12/01/2032    01/31/2012(A)       3,749,617
  1,980,000   CA GO                                      5.000   02/01/2019    02/01/2012(A)       1,986,613
 15,000,000   CA GO                                      5.250   10/01/2025    10/01/2021(A)      17,185,650
 10,430,000   CA GO                                      5.250   10/01/2026    10/01/2021(A)      11,838,884
  2,400,000   CA GO                                      5.375   06/01/2026    06/01/2012(A)       2,441,232
  3,620,000   CA GO                                      6.500   04/01/2033    04/01/2019(A)       4,318,008
 47,795,000   CA Golden State Tobacco
              Securitization Corp. (TASC)                4.500   06/01/2027    06/18/2018(B)      39,487,751
 10,000,000   CA Golden State Tobacco
              Securitization Corp. (TASC)                5.000   06/01/2021    01/31/2012(A)      10,003,800
  2,500,000   CA Golden State Tobacco
              Securitization Corp. (TASC)                5.000   06/01/2033    03/20/2029(B)       1,751,750
  5,765,000   CA Health Facilities Financing
              Authority (Catholic Healthcare
              West)                                      5.250   03/01/2024    03/01/2016(A)       6,038,203
  2,525,000   CA Health Facilities Financing
              Authority (Northern California
              Presbyterian Homes & Services)             5.125   07/01/2018    01/31/2012(A)       2,527,727
    390,000   CA Health Facilities Financing
              Authority (Pomona Valley Hospital
              Medical Center)                            5.750   07/01/2015    01/31/2012(A)         390,893
 50,000,000   CA Health Facilities Financing
              Authority (Stanford Hospital)(1)           5.750   11/15/2031    11/15/2031         55,631,000
    540,000   CA HFA (Home Mtg.)                         4.100   02/01/2015    02/01/2015            538,526
    150,000   CA HFA (Home Mtg.)                         4.125   02/01/2015    02/01/2015            148,842
    780,000   CA HFA (Home Mtg.)                         4.150   02/01/2016    02/01/2016            775,086
    175,000   CA HFA (Home Mtg.)                         4.300   02/01/2016    02/01/2016            177,088
    415,000   CA HFA (Home Mtg.)                         4.350   08/01/2017    08/01/2017            412,469
    180,000   CA HFA (Home Mtg.)                         4.625   02/01/2016    02/01/2016            183,049
  2,000,000   CA HFA (Home Mtg.)                         4.625   08/01/2016    08/01/2016          2,018,920
  2,785,000   CA HFA (Home Mtg.)                         4.650   08/01/2022    07/27/2020(B)       2,620,044
 10,000,000   CA HFA (Home Mtg.)                         4.950   08/01/2023    01/03/2021(B)       9,899,700
  2,000,000   CA HFA (Home Mtg.)                         5.300   08/01/2023    05/08/2021(B)       1,980,300
     50,000   CA HFA (Home Mtg.)                         5.450   08/01/2033    05/17/2031(B)          49,065
 15,200,000   CA HFA (Home Mtg.)                         5.500   08/01/2042    09/01/2013(A)      15,433,320
     95,000   CA HFA (Multifamily Hsg.)                  5.950   08/01/2028    01/31/2012(A)          94,990

4 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                               Coupon     Maturity      Maturity**            Value
-----------                                               -------   ----------  -------------     ------------
California Continued
$ 1,700,000   CA HFA, Series C                            5.750%   08/01/2030   10/12/2012(A)      $ 1,701,003
 10,065,000   CA Public Works                             5.375    03/01/2023   03/01/2020(A)       11,097,468
 10,225,000   CA Public Works                             6.625    11/01/2034   04/17/2019(A)       11,526,949
  4,165,000   CA Public Works (California State
              Prisons)                                    5.250    10/01/2022   10/01/2021(A)        4,680,211
  4,000,000   CA Public Works (California State
              Prisons)                                    5.250    10/01/2023   10/01/2021(A)        4,421,360
  2,870,000   CA Public Works (California State
              Prisons)                                    5.250    10/01/2025   10/01/2021(A)        3,095,812
  1,500,000   CA Public Works (Dept. of General
              Services)                                   6.125    04/01/2028   04/01/2019(A)        1,669,395
  7,000,000   CA Public Works (Judicial Council)          5.250    12/01/2025   12/01/2021(A)        7,558,600
  2,000,000   CA Public Works (Judicial Council)          5.250    12/01/2026   12/01/2021(A)        2,141,200
  3,000,000   CA Public Works (Various Capital
              Projects)                                   5.250    10/01/2022   10/01/2021(A)        3,371,100
  5,500,000   CA Public Works (Various Capital
              Projects)                                   5.250    10/01/2023   10/01/2021(A)        6,079,370
  3,055,000   CA Public Works (Various Capital
              Projects)                                   5.250    10/01/2024   10/01/2021(A)        3,334,135
  3,280,000   CA Public Works (Various Capital
              Projects)                                   5.250    10/01/2025   10/01/2021(A)        3,538,070
  4,370,000   CA Public Works (Various Capital
              Projects)                                   5.250    10/01/2026   10/01/2021(A)        4,674,196
     70,000   CA Public Works (Various
              Community Colleges)                         5.200    09/01/2017   01/31/2012(A)           70,157
    600,000   CA Public Works (Various
              Community Colleges)                         5.750    10/01/2030   10/01/2019(A)          646,752
  1,330,000   CA Statewide CDA (Memorial
              Health Services/Long Beach
              Memorial Medical Center Obligated
              Group)                                      5.500    10/01/2033   04/01/2013(A)        1,342,768
    305,000   CA Statewide Financing Authority
              Tobacco Settlement (TASC)                   5.625    05/01/2029   06/06/2016(B)          288,201
     10,000   CA Veterans GO, Series BZ                   5.350    12/01/2021   01/31/2012(A)           10,015
  4,040,000   California County, CA Tobacco
              Securitization Authority (TASC)             5.625    06/01/2023   06/01/2012(A)        4,040,606
    220,000   Carson, CA Public Financing
              Authority (Remediation)                     6.500    10/01/2036   10/01/2019(A)          240,013
    350,000   Chico, CA Public Financing
              Authority                                   5.000    04/01/2019   04/01/2012(A)          351,054
  1,000,000   Contra Costa County, CA Public
              Financing Authority (Pleasant Hill
              Bart)                                       5.125    08/01/2019   01/31/2012(A)          999,930
  3,350,000   Duarte, CA COP (Hope National
              Medical Center)                             5.250    04/01/2019   01/31/2012(A)        3,355,729
  4,525,000   Duarte, CA COP (Hope National
              Medical Center)                             5.250    04/01/2024   01/31/2012(A)        4,528,801
  6,575,000   El Centro, CA Financing Authority (El
              Centro Redevel.)                            6.000    11/01/2021   06/23/2017(A)        7,172,931
  8,000,000   Fontana, CA Special Tax Community
              Facilities District No. 2-A                 5.250    09/01/2017   03/01/2012(A)        8,020,400

5 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)


  Principal                                                                         Effective
     Amount                                               Coupon     Maturity      Maturity**            Value
-----------                                               -------   ----------  -------------     ------------
California Continued
 $ 2,000,000   Foothill, CA Eastern Transportation
               Corridor Agency Toll Road                    5.850%   01/15/2023   01/15/2016(A)     $ 2,021,400
     750,000   Foothill, CA Eastern Transportation
               Corridor Agency Toll Road                    5.875    01/15/2026   01/15/2016(A)         753,315
   3,900,000   Foothill, CA Eastern Transportation
               Corridor Agency Toll Road                    5.875    01/15/2026   01/15/2026          3,898,011
   9,000,000   Fresno, CA Airport                           5.800    07/01/2030   01/31/2012(A)       9,026,100
   2,000,000   Glendale, CA Redevel. Agency Tax
               Allocation                                   5.500    12/01/2024   12/01/2016(A)       2,076,400
   3,985,000   Inland, CA Empire Tobacco
               Securitization Authority (TASC)              4.625    06/01/2021   04/30/2016(B)       3,182,700
      25,000   Lathrop, CA Improvement Bond Act
               1915 (Mossdale Village Assessment
               District 03-1)                               5.800    09/02/2018   03/02/2012(A)          25,293
     175,000   Los Angeles, CA Parking System               5.250    05/01/2020   05/01/2012(A)         177,056
   5,620,000   Los Angeles, CA Regional Airports
               Improvement Corp. (American
               Airlines)                                    7.000    12/01/2012   12/01/2012          5,326,355
     100,000   Los Angeles, CA State Building
               Authority                                    5.300    10/01/2014   01/31/2012(A)         100,317
     155,000   Maywood, CA Public Financing
               Authority                                    7.000    09/01/2028   09/05/2024(B)         145,991
   2,300,000   Montebello, CA GO                            4.850    06/21/2012   06/21/2012          2,301,173
   1,000,000   Moreno Valley, CA Unified School
               District Community Facilities District
               Special Tax No. 2003-2                       5.950    09/01/2034   03/01/2012(A)       1,001,140
  22,215,000   Northern CA Tobacco Securitization
               Authority (TASC)                             4.750    06/01/2023   07/31/2016(B)      19,333,270
   9,840,000   Northern CA Tobacco Securitization
               Authority (TASC)                             5.375    06/01/2038   07/08/2031(B)       6,827,189
   1,310,000   Northern, CA Inyo County Local
               Hospital District                            6.000    12/01/2021   05/26/2019(A)       1,366,880
     250,000   Oakland, CA Building Authority
               (Elihu M Harris)                             5.000    04/01/2017   01/31/2012(A)         250,418
   9,275,000   Oakland, CA Unified School District          5.250    08/01/2024   08/01/2012(A)       9,427,481
   1,645,000   Ontario, CA Improvement Bond Act
               1915 Assessment District No. 108             7.500    09/02/2020   03/02/2012(A)       1,662,059
   1,200,000   Oxnard, CA Harbor District                   5.750    08/01/2020   08/01/2012(A)       1,225,212
     100,000   Palm Springs, CA Financing
               Authority (Palm Springs Regional
               Airport)                                     5.500    01/01/2028   01/31/2012(A)         100,082
   4,550,000   Palomar Pomerado, CA Health Care
               District COP                                 6.750    11/01/2039   11/01/2019(A)       4,735,003
     125,000   Perris, CA Public Financing Authority
               (Central North)                              6.750    10/01/2035   10/01/2018(A)         133,738
   6,800,000   Port of Oakland, CA                          5.375    11/01/2027   11/01/2012(A)       6,872,692
     940,000   Rancho Cucamonga, CA Public
               Finance Authority(2)                         5.000    09/01/2024   03/01/2022(A)         942,914
   1,895,000   Riverside County, CA Asset Leasing
               Corp. (Riverside County Hospital)            5.700    06/01/2016   06/01/2012(A)       1,943,190

6 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                        Effective
     Amount                                               Coupon      Maturity    Maturity**            Value
-----------                                              -------    ----------  ------------      ------------
California Continued
$   425,000   Riverside County, CA Public
              Financing Authority COP                     5.750%   05/15/2019    03/03/2016(B)     $   360,005
  1,370,000   Sacramento County, CA Hsg.
              Authority (Verandas Apartments
              Senior Community)                           5.700    03/01/2034    09/01/2012(A)       1,378,809
  6,050,000   Sacramento, CA City Financing
              Authority (California EPA Building)         5.250    05/01/2019    01/31/2012(A)       6,056,292
    425,000   San Francisco, CA City & County
              Airports Commission (SFO Fuel
              Company)                                    6.125    01/01/2027    01/31/2012(A)         425,676
  1,955,000   San Marcos, CA Special Tax                  5.900    09/01/2028    04/13/2026(B)       1,916,252
  3,500,000   Santa Rosa, CA Rancheria Tachi
              Yokut Tribe Enterprise                      6.125    03/01/2013    09/05/2012(B)       3,493,560
    500,000   South Bayside, CA Waste
              Management Authority (Shoreway
              Environmental)                              6.250    09/01/2029    09/01/2019(A)         546,860
 16,910,000   Southern CA Tobacco Securitization
              Authority                                   4.750    06/01/2025    04/24/2016(B)      14,551,731
  6,615,000   Val Verde, CA Unified School District       5.500    08/01/2033    08/01/2018(A)       6,963,147
     30,000   West Sacramento, CA Financing
              Authority (City Administration
              Facilities)                                 5.300    09/01/2030    01/31/2012(A)          30,012
    880,000   Yucaipa, CA Special Tax Community
              Facilities District No. 98-1                5.000    09/01/2025    09/01/2021(A)         883,291
                                                                                                  ------------
                                                                                                   487,101,256
Colorado-0.3%
     75,000   Broomfield, CO Water Activity               5.400    12/01/2016    01/31/2012(A)          75,638
    100,000   Broomfield, CO Water Activity               5.500    12/01/2019    01/31/2012(A)         100,849
  1,500,000   CO E-470 Public Highway Authority           5.500    09/01/2024    09/01/2015(A)       1,540,410
     55,000   CO Health Facilities Authority
              (National Jewish Medical & Research
              Center)                                     5.375    01/01/2023    01/31/2012(A)          55,019
  2,000,000   CO Health Facilities Authority
              (Valley View Hospital Association)          5.500    05/15/2028    05/08/2018(A)       2,053,340
     30,000   CO Hsg. & Finance Authority
              (Multifamily)                               5.450    10/01/2028    01/31/2012(A)          30,015
      5,000   CO Hsg. & Finance Authority
              (Multifamily)                               5.700    10/01/2021    01/31/2012(A)           5,008
     20,000   CO Hsg. & Finance Authority
              (Multifamily)                               5.900    10/01/2038    01/31/2012(A)          20,014
    475,000   CO Hsg. & Finance Authority (Single
              Family)                                     5.484(3) 11/01/2029    01/31/2012(A)         176,643
    370,000   CO Hsg. & Finance Authority (Single
              Family)                                     5.900    08/01/2023    02/01/2012(A)         393,077
    160,000   CO Hsg. & Finance Authority (Single
              Family)                                     6.450    04/01/2030    04/01/2016(A)         163,557
    465,000   CO Hsg. & Finance Authority (Single
              Family)                                     6.800    04/01/2030    04/01/2016(A)         476,834
    490,000   CO Hsg. & Finance Authority (Single
              Family)                                     6.900    04/01/2029    03/24/2012(A)         518,067

7 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                       Effective
     Amount                                               Coupon    Maturity     Maturity**            Value
-----------                                              -------  ----------  -------------     ------------
Colorado Continued
$    30,000   CO Hsg. & Finance Authority (Single
              Family)                                     7.250% 10/01/2031     02/27/2012(A)    $    30,870
     15,000   CO Hsg. & Finance Authority (Single
              Family)                                     7.450  10/01/2016     10/01/2016            15,578
    235,000   CO Hsg. & Finance Authority (Single
              Family)                                     7.500  04/01/2031     09/11/2012(A)        239,387
    180,000   CO Hsg. & Finance Authority, Series
              D-2                                         6.350  11/01/2029     01/31/2012(A)        194,306
  3,900,000   CO Regional Transportation District
              (Denver Transportation Partners)            6.000  01/15/2034     07/15/2020(A)      4,055,610
    910,000   Colorado Springs, CO Hospital               6.375  12/15/2030     01/31/2012(A)        910,528
  1,950,000   Colorado Springs, CO Hospital
              (Memorial Health System)                    5.750  12/15/2024     12/15/2014(A)      2,037,477
     25,000   Denver, CO City & County Airport            6.125  11/15/2025     01/31/2012(A)         25,101
    315,000   Eagle County, CO Airport Terminal
              Corp.                                       5.050  05/01/2015     10/07/2013(B)        317,331
     50,000   University of Colorado                      6.000  12/01/2022     06/01/2012(A)         51,201
                                                                                                ------------
                                                                                                  13,485,860
Connecticut-0.8%
    935,000   CT Devel. Authority (Bridgeport
              Hydraulic Company)                          6.150  04/01/2035     01/31/2012(A)        935,140
    215,000   CT Devel. Authority (Bridgeport
              Hydraulic Company)                          6.150  04/01/2035     01/31/2012(A)        215,032
     60,000   CT Devel. Authority (Church
              Homes)                                      5.800  04/01/2021     01/31/2012(A)         60,076
 19,530,000   CT Devel. Authority Pollution
              Control (Connecticut Light & Power
              Company)                                    5.950  09/01/2028     01/31/2012(A)     19,689,365
     30,000   CT GO                                       5.650  03/15/2012     01/31/2012(A)         30,135
    125,000   CT H&EFA (Bridgeport Hospital)              5.375  07/01/2019     01/31/2012(A)        125,216
     35,000   CT H&EFA (Bridgeport Hospital)              5.375  07/01/2025     01/31/2012(A)         35,024
     55,000   CT H&EFA (Bridgeport Hospital)              6.625  07/01/2018     01/31/2012(A)         55,435
    230,000   CT H&EFA (Bridgeport
              Hospital/Bridgeport Hospital
              Foundation Obligated Group)                 6.500  07/01/2012     01/31/2012(A)        230,904
    185,000   CT H&EFA (DKH/CHHC/HNE
              Obligated Group)                            5.375  07/01/2026     01/31/2012(A)        185,248
      5,000   CT H&EFA (New Horizons)                     5.875  11/01/2012     01/31/2012(A)          5,022
  4,400,000   CT H&EFA (University of Harford)            5.625  07/01/2026     07/01/2012(A)      4,460,764
  1,450,000   CT H&EFA (University of Hartford)           5.500  07/01/2022     07/01/2012(A)      1,472,896
    300,000   CT H&EFA (William W Backus
              Hospital)                                   5.000  07/01/2017     01/31/2012(A)        300,633
     30,000   CT HFA                                      5.200  11/15/2020     01/31/2012(A)         30,031
    130,000   CT HFA, Series C                            5.500  11/15/2035     01/31/2012(A)        130,060
    100,000   CT Special Obligation Parking
              (Bradley International Airport
              Parking Company)                            6.500  07/01/2018     07/01/2012(A)        100,000
    135,000   Eastern CT Res Rec (Wheelabrator
              Lisbon)                                     5.500  01/01/2014     01/22/2012(A)        135,378

8 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                      Effective
     Amount                                           Coupon       Maturity     Maturity**             Value
-----------                                          -------     ----------   ------------      ------------
Connecticut Continued
$ 1,165,000   Eastern CT Res Rec (Wheelabrator
              Lisbon)                                  5.500%    01/01/2020    01/31/2012(A)     $ 1,168,681
  1,310,000   West Haven, CT Hsg. Authority
              (Meadow Landing Apartments)              6.000     01/01/2028    10/12/2014(A)       1,316,052
                                                                                                ------------
                                                                                                  30,681,092
Delaware-0.1%
  5,780,000   DE EDA (Delmarva Power & Light
              Company)                                 5.200     02/01/2019    02/01/2012(A)       5,799,999
District of Columbia-1.2%
    200,000   District of Columbia (James F.
              Oyster Elementary School)                6.450     11/01/2034    11/16/2033(B)         187,096
    375,000   District of Columbia (President &
              Directors of Gonzaga College)            5.375     07/01/2029    01/31/2012(A)         375,428
  2,500,000   District of Columbia (United Negro
              College Fund)                            6.875     07/01/2040    07/01/2020(A)       2,808,575
     10,000   District of Columbia HFA (Single
              Family), Series B                        5.850     12/01/2018    01/31/2012(A)          10,294
     20,000   District of Columbia HFA (Single
              Family), Series B                        5.900     12/01/2028    01/31/2012(A)          21,190
  9,605,000   District of Columbia Tobacco
              Settlement Financing Corp.               6.250     05/15/2024    05/15/2012(A)       9,651,200
 19,970,000   District of Columbia Tobacco
              Settlement Financing Corp.               6.500     05/15/2033    01/08/2021(B)      21,099,903
 15,255,000   District of Columbia Tobacco
              Settlement Financing Corp.               6.750     05/15/2040    05/15/2012(A)      15,292,680
                                                                                                ------------
                                                                                                  49,446,366
Florida-4.6%
  2,995,000  Arborwood, FL Community Devel.
             District (Centex Homes)                   5.250     05/01/2016    05/01/2016          2,816,468
     15,000  Baker County, FL Hospital Authority       5.300     12/01/2023    11/04/2019(B)          12,848
    880,000  Baker County, FL Hospital Authority
             (Baker County Medical Services)           5.100     12/01/2013    06/05/2013(B)         836,352
     15,000  Bay County, FL Water System               6.250     09/01/2014    01/31/2012(A)          15,072
    380,000  Bonnet Creek, FL Resort Community
             Devel. District Special Assessment        7.125     05/01/2012    05/01/2012            379,916
     80,000  Broward County, FL Airport System         5.125     10/01/2017    01/31/2012(A)          80,169
    100,000  Broward County, FL Airport System         5.750     10/01/2015    01/31/2012(A)         101,264
     50,000  Broward County, FL Airport System         5.750     10/01/2018    01/31/2012(A)          50,619
    340,000  Broward County, FL Airport System
             (Passenger Facility)                      5.125     10/01/2016    01/31/2012(A)         341,003
     30,000  Broward County, FL Airport System
             (Passenger Facility)                      5.250     10/01/2014    01/31/2012(A)          30,083
    105,000  Broward County, FL Airport System
             (Passenger Facility)                      5.250     10/01/2015    01/31/2012(A)         105,256
    245,000  Broward County, FL HFA                    5.400     10/01/2038    04/01/2016(A)         246,688
     45,000  Broward County, FL HFA (Golden
             Villas)                                   6.750     10/01/2045    04/01/2016(A)          46,508
     15,000  Broward County, FL HFA (Heron
             Pointe Apartments)                        5.700     11/01/2029    01/31/2012(A)          15,009

9 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                      Effective
     Amount                                            Coupon     Maturity      Maturity**         Value
-----------                                            -------   ----------  -------------  ------------
Florida Continued
 $  220,000   Broward County, FL HFA (Pompano
              Oaks Apartments)                           6.100%  12/01/2038    01/31/2012(A)  $  220,209
     75,000   Broward County, FL HFA (Praxis of
              Deerfield Beach III)                       5.300   09/01/2023    02/01/2012(A)      75,071
     90,000   Broward County, FL HFA (Praxis of
              Deerfield Beach)                           5.350   03/01/2031    02/01/2012(A)      90,037
     30,000   Broward County, FL HFA (Stirling
              Apartments)                                5.300   10/01/2023    01/31/2012(A)      30,006
     80,000   Broward County, FL HFA (Stirling
              Apartments)                                5.650   10/01/2028    01/31/2012(A)      80,002
     50,000   Broward County, FL HFA (Venice
              Homes Apartments)                          5.650   01/01/2022    01/31/2012(A)      50,047
     90,000   Cape Coral, FL Health Facilities
              Authority (Gulf Care)                      6.000   10/01/2016    01/31/2012(A)      90,167
     80,000   Collier County, FL HFA (Saxon
              Manor Isle Apartments)                     5.450   03/01/2030    01/31/2012(A)      80,038
     15,000   Collier County, FL HFA (Saxon
              Manor Isles Apartments)                    5.450   03/01/2030    01/31/2012(A)      15,007
    375,000   Collier County, FL HFA (Whistlers
              Green Apartments)                          5.400   12/01/2027    01/31/2012(A)     375,188
    240,000   Collier County, FL HFA (Whistlers
              Green Apartments)                          5.450   06/01/2039    01/31/2012(A)     240,000
    850,000   Collier County, FL IDA (Allete)            6.500   10/01/2025    01/31/2012(A)     850,187
    500,000   Dade County, FL GO (Seaport)               5.400   10/01/2021    01/31/2012(A)     501,615
    150,000   Dade County, FL GO (Seaport)               5.450   10/01/2016    01/31/2012(A)     150,608
    245,000   Dade County, FL GO (Seaport)               5.500   10/01/2026    01/31/2012(A)     245,750
  1,395,000   Dade County, FL GO (Seaport)               5.750   10/01/2015    01/31/2012(A)   1,400,999
     70,000   Dade County, FL HFA (Golden Lakes
              Apartments)                                5.900   11/01/2022    01/31/2012(A)      70,029
    500,000   Dade County, FL HFA (Golden Lakes
              Apartments)                                5.950   11/01/2027    04/30/2012(A)     499,975
    305,000   Dade County, FL HFA (Golden Lakes
              Apartments)                                6.000   11/01/2032    09/15/2030(B)     301,398
    735,000   Dade County, FL HFA (Golden Lakes
              Apartments)                                6.050   11/01/2039    10/30/2036(B)     718,485
    110,000   Dade County, FL HFA (Siesta Pointe
              Apartments)                                5.700   09/01/2022    01/31/2012(A)     110,130
    180,000   Dade County, FL HFA (Siesta Pointe
              Apartments)                                5.750   09/01/2029    01/31/2012(A)     180,128
    840,000   Dade County, FL Res Rec                    5.500   10/01/2013    01/31/2012(A)     842,881
  1,230,000   East Homestead FL Community
              Devel. District                            7.250   05/01/2021    05/01/2021      1,271,070
     50,000   Enterprise, FL Community Devel.
              District                                   5.700   05/01/2029    01/31/2012(A)      50,150
    180,000   Enterprise, FL Community Devel.
              District                                   5.750   05/01/2017    01/31/2012(A)     180,697
      5,000   Enterprise, FL Community Devel.
              District                                   6.100   05/01/2016    01/31/2012(A)       5,021
  7,000,000   Escambia County, FL Environmental
              Improvement (International Paper
              Company)                                   5.750   11/01/2027    11/01/2013(A)   7,127,960

10 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                             Coupon       Maturity      Maturity**           Value
-----------                                             ------     ----------    ------------      ----------
Florida Continued
 $4,530,000   Escambia County, FL Health Facilities
              Authority                                  5.950%    07/01/2020     08/29/2018(B)    $4,655,209
    795,000   Fiddler's Creek, FL Community Devel.
              District                                   5.800     05/01/2021     08/03/2013(B)       779,800
    900,000   Fiddler's Creek, FL Community Devel.
              District                                   5.875     05/01/2021     03/04/2017(B)       887,544
     30,000   FL Agriculture & Mechanical
              University                                 5.300     07/01/2017     01/31/2012(A)        30,105
  8,000,000   FL Citizens Property Insurance Corp.       5.000     06/01/2020     06/01/2020        8,905,360
     15,000   FL Correctional Private Commission
              (350 Bed Youthful) COP                     5.000     08/01/2017     02/01/2012(A)        15,037
    150,000   FL HFA                                     6.300     09/01/2036     01/31/2012(A)       150,002
     15,000   FL HFA (Brittany of Rosemont)              6.050     07/01/2015     01/28/2012(A)        15,021
     20,000   FL HFA (Grand Court Apartments)            5.300     08/15/2031     02/15/2012(A)        20,012
     35,000   FL HFA (Homeowner Mtg.)                    5.900     07/01/2029     01/31/2012(A)        35,418
    110,000   FL HFA (Hsg. Partners of Gainesville)      5.600     07/01/2027     06/23/2024(B)       106,569
     50,000   FL HFA (Landings at Sea Forest)            5.850     12/01/2018     01/31/2012(A)        50,042
    215,000   FL HFA (Landings at Sea Forest)            6.050     12/01/2036     09/18/2029(B)       214,164
     60,000   FL HFA (Mar Lago Village
              Apartments)                                5.900     12/01/2027     01/20/2012(A)        60,164
     50,000   FL HFA (Mar Lago Village
              Apartments)                                6.000     06/01/2039     01/20/2012(A)        50,139
     90,000   FL HFA (Mar Lago Village Associates)       6.000     06/01/2039     06/01/2012(A)        90,374
    190,000   FL HFA (Reserve at Kanpaha)                5.500     07/01/2020     01/31/2012(A)       190,048
     80,000   FL HFA (Reserve at North Shore)            5.500     11/01/2020     01/31/2012(A)        80,020
     25,000   FL HFA (Reserve at North Shore)            5.600     11/01/2027     10/21/2024(B)        24,208
    110,000   FL HFA (Spinnaker Cove
              Apartments)                                6.375     07/01/2026     01/31/2012(A)       110,032
  2,665,000   FL HFA (St. Cloud Village Associates)      5.950     02/01/2030     02/01/2012(A)     2,666,226
     75,000   FL HFA (Stoddert Arms Apartments)          6.300     09/01/2036     03/01/2012(A)        74,998
    165,000   FL HFA (Villas of Capri)                   6.100     04/01/2017     01/31/2012(A)       165,338
     70,000   FL HFA (Wentworth Apartments)              5.300     05/01/2039     06/11/2037(B)        68,559
    550,000   FL HFA (Wentworth Apartments)              5.375     11/01/2029     01/31/2012(A)       550,182
     20,000   FL HFA (Wentworth Apartments)              5.400     11/01/2034     09/10/2032(B)        19,915
     50,000   FL HFA (Westlake Apartments)               5.300     09/01/2031     03/01/2012(A)        50,038
     55,000   FL HFA (Willow Lake Apartments)            5.400     01/01/2032     06/23/2029(B)        50,289
     15,000   FL HFA (Windchase Apartments)              5.750     12/01/2017     01/31/2012(A)        15,013
     65,000   FL HFA (Windchase Apartments)              6.000     06/01/2039     06/01/2039           63,966
    145,000   FL HFA (Windchase Apartments)              6.000     06/01/2039     08/27/2032(B)       140,818
     55,000   FL HFA (Windchase Apartments),
              Series C                                   5.900     12/01/2027     12/13/2021(B)        54,941
    480,000   FL HFA (Woodbridge Apartments)             6.050     12/01/2016     01/13/2012(A)       480,878
  1,310,000   FL HFA (Woodbridge Apartments)             6.150     12/01/2026     01/13/2012(A)     1,312,437
  2,630,000   FL HFA (Woodbridge Apartments)             6.250     06/01/2036     01/13/2012(A)     2,634,997
     15,000   FL HFA (Worthington Apartments)            5.950     12/01/2015     01/31/2012(A)        15,020
    280,000   FL HFA (Worthington Apartments)            6.050     12/01/2025     01/31/2012(A)       280,031

11 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

 Principal                                                                      Effective
    Amount                                            Coupon     Maturity      Maturity**            Value
-----------                                           ------    ----------     ----------       ----------
Florida Continued
$  420,000   FL HFA (Worthington Apartments)           6.200%   12/01/2035     05/31/2012(A)    $  419,975
    15,000   FL HFC (Andrews Place Apartments)         5.000    11/01/2033     11/01/2013(A)        15,063
   180,000   FL HFC (Ashton Lake Apartments)           5.700    07/01/2033     01/31/2012(A)       180,121
   125,000   FL HFC (Ashton Lake Apartments)           5.875    01/01/2041     01/31/2012(A)       125,081
    25,000   FL HFC (Ashton Point Apartments)          5.750    07/01/2036     01/31/2012(A)        25,016
   390,000   FL HFC (Bernwood Trace Associates)        5.833(3) 12/01/2029     01/31/2012(A)       134,113
   320,000   FL HFC (Brittany of Rosemont)             6.250    07/01/2035     09/09/2029(B)       317,664
    50,000   FL HFC (Deer Meadows
             Apartments)                               5.800    11/01/2019     02/01/2012(A)        50,074
    40,000   FL HFC (Deer Meadows
             Apartments)                               5.875    11/01/2025     02/01/2012(A)        40,033
    20,000   FL HFC (Grande Court Apartments)          5.375    02/15/2035     02/15/2012(A)        20,011
    15,000   FL HFC (Hampton Court
             Apartments)                               5.600    03/01/2032     01/31/2012(A)        15,010
 3,860,000   FL HFC (Homeowner Mtg.)                   5.750    01/01/2037     08/10/2012(A)     3,922,609
    20,000   FL HFC (Logan's Pointe Apartments)        5.900    12/01/2019     01/31/2012(A)        20,033
 4,590,000   FL HFC (Logan's Pointe Apartments)        6.000    06/01/2039     01/31/2012(A)     4,593,947
   185,000   FL HFC (Logan's Pointe Apartments)        6.276(3) 12/01/2029     01/31/2012(A)        59,881
    25,000   FL HFC (Marina Bay Apartments)            5.750    08/01/2033     02/01/2012(A)        25,018
   125,000   FL HFC (Peacock Run Apartments)           5.400    08/01/2042     08/01/2012(A)       125,298
   350,000   FL HFC (Raceway Pointe
             Apartments)                               5.950    09/01/2032     03/01/2012(A)       350,060
   110,000   FL HFC (Raceway Pointe Partners)          5.750    09/01/2027     03/30/2024(B)       108,373
    15,000   FL HFC (River Trace Senior
             Apartments)                               5.700    07/01/2035     01/31/2012(A)        15,009
    20,000   FL HFC (Sanctuary Winterlakes)            5.850    09/01/2026     01/31/2012(A)        20,019
   245,000   FL HFC (Spring Harbor Apartments)         5.500    08/01/2019     02/01/2012(A)       245,198
    85,000   FL HFC (Spring Harbor Apartments)         5.900    08/01/2039     08/13/2034(B)        84,479
    25,000   FL HFC (Sundance Pointe
             Associates)                               5.750    08/01/2033     02/01/2012(A)        25,017
    20,000   FL HFC (Waterbridge Apartments)           5.125    08/01/2027     05/04/2027(B)        18,891
    50,000   FL HFC (Waverly Apartments)               6.200    07/01/2035     07/01/2012(A)        50,335
   295,000   FL HFC (Westwood Apartments)              5.450    02/01/2041     02/01/2012(A)       295,091
    40,000   FL HFC (Winterlakes Sanctuary),
             Series H-1                                6.000    09/01/2032     01/31/2012(A)        40,038
   265,000   FL HFC (Woodridge Apartments)             5.850    10/01/2033     01/30/2032(B)       256,123
    35,000   FL HFC (Woodridge Apartments)             6.000    10/01/2039     03/03/2037(B)        33,984
    50,000   FL HFC (Woods Vero Beach)                 5.750    10/01/2024     01/31/2012(A)        50,029
   435,000   FL Municipal Loan Council                 5.375    11/01/2030     01/31/2012(A)       435,383
    15,000   FL Municipal Loan Council                 5.750    11/01/2013     01/31/2012(A)        15,053
    25,000   FL State Board of Regents (Florida
             International University)                 5.375    07/01/2016     01/31/2012(A)        25,100
    10,000   Gainesville, FL Utilities System          6.000    10/01/2014     01/31/2012(A)        10,046
   405,000   Gulf Breeze, FL GO                        6.050    12/01/2015     01/31/2012(A)       406,272
 1,640,000   Halifax, FL Hospital Medical Center       5.250    06/01/2026     06/01/2016(A)     1,660,861

12 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                               Coupon     Maturity      Maturity**            Value
-----------                                               -------   ----------  -------------     ------------
Florida Continued
$ 3,500,000   Hialeah Gardens, FL Health Facilities
              Authority (SJRNC/VMNRC/SJR/
              CHFTEH/SANC Obligated Group)                  5.250%  08/15/2024    08/15/2017(A)     $ 3,643,815
     25,000   Hialeah, FL Hsg. Authority                    5.300   12/20/2018    06/20/2012(A)          25,545
    525,000   Highlands, FL Community Devel.
              District                                      7.090   05/01/2020    05/01/2020            262,736
  2,000,000   Hillsborough County, FL IDA
              (National Gypsum Company)                     7.125   04/01/2030    04/01/2030          1,811,720
     95,000   Jacksonville, FL Capital Improvement
              (Gator Bowl)                                  5.250   10/01/2025    01/31/2012(A)          95,246
  3,665,000   Jacksonville, FL EDC (Met Packaging
              Solutions)                                    5.500   10/01/2030    10/01/2015(A)       3,715,430
  5,555,000   Jacksonville, FL EDC (Met Packaging
              Solutions)                                    5.875   06/01/2025    06/01/2016(A)       5,758,702
  2,910,000   Jacksonville, FL EDC (Met Packaging
              Solutions)                                    5.875   06/01/2031    06/01/2016(A)       2,981,906
 13,020,000   Jacksonville, FL Port Authority               6.000   11/01/2038    11/01/2012(A)      13,187,698
      5,000   Jacksonville, FL Sales Tax (River City
              Renaissance)                                  5.125   10/01/2018    01/31/2012(A)           5,017
     25,000   Lakeland, FL Light & Water                    5.750   10/01/2019    01/31/2012(A)          27,343
     10,000   Lee County, FL COP (Master Lease)             5.125   10/01/2012    01/31/2012(A)          10,035
  6,420,000   Lee County, FL Solid Waste System             5.000   10/01/2020    10/01/2016(A)       6,665,950
    215,000   Lexington Oaks, FL Community
              Devel. District                               6.700   05/01/2033    05/01/2012(A)         221,297
     20,000   Manatee County, FL HFA (Single
              Family Mtg.)                                  5.300   09/01/2028    09/01/2015(A)          20,258
     10,000   Manatee County, FL HFA (Single
              Family Mtg.)                                  5.400   03/01/2029    03/01/2012(A)          10,409
     10,000   Manatee County, FL HFA (Single
              Family Mtg.)                                  5.500   03/01/2035    09/01/2015(A)          10,358
      5,000   Manatee County, FL HFA, Series
              A(4)                                          9.125   06/01/2016    01/21/2014(B)           4,000
     15,000   Manatee County, FL Port Authority             5.400   10/01/2013    01/31/2012(A)          15,052
     35,000   Martin County, FL Health Facilities
              Authority (Martin Memorial
              Medical Center)                               5.250   11/15/2020    01/31/2012(A)          35,030
 10,125,000   Martin County, FL IDA (Indiantown
              Cogeneration)                                 7.875   12/15/2025    01/31/2012(A)      10,157,704
    270,000   Martin County, FL IDA (Indiantown
              Cogeneration)                                 8.050   12/15/2025    01/31/2012(A)         270,872
  2,000,000   Miami Beach, FL Stormwater                    5.250   09/01/2025    01/13/2012(A)       2,003,660
     55,000   Miami, FL Community Redevel.
              (Southeast Overtown/Park West)                8.500   10/01/2015    01/31/2012(A)          55,214
     25,000   Miami-Dade County, FL Aviation                5.250   10/01/2015    01/31/2012(A)          25,059
     20,000   Miami-Dade County, FL Aviation                5.250   10/01/2016    01/31/2012(A)          20,045
     50,000   Miami-Dade County, FL Aviation                5.250   10/01/2017    01/31/2012(A)          50,104
     15,000   Miami-Dade County, FL Aviation
              (Miami International Airport)                 5.250   10/01/2022    10/01/2012(A)          15,257
  2,650,000   Miami-Dade County, FL Aviation
              (Miami International Airport)                 5.375   10/01/2025    10/01/2012(A)       2,685,961

13 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                    Effective
     Amount                                          Coupon     Maturity      Maturity**            Value
-----------                                          -------   ----------    -----------       ----------
Florida Continued
$5,000,000   Miami-Dade County, FL Aviation
             (Miami International Airport)            5.750%   10/01/2018     10/01/2012(A)    $5,130,350
 3,500,000   Miami-Dade County, FL Aviation
             (Miami International Airport)            5.750    10/01/2020     10/01/2012(A)     3,584,070
    50,000   Miami-Dade County, FL Aviation
             (Miami International Airport)            5.750    10/01/2024     01/31/2012(A)        50,435
 4,325,000   Miami-Dade County, FL Aviation
             (Miami International Airport)            6.000    10/01/2024     01/31/2012(A)     4,355,491
 5,310,000   Miami-Dade County, FL Aviation
             (Miami International Airport)            6.000    10/01/2029     01/31/2012(A)     5,344,303
    20,000   Miami-Dade County, FL HFA
             (Country Club Villas Apartments)         6.000    10/01/2015     01/31/2012(A)        20,038
    35,000   Miami-Dade County, FL HFA
             (Country Club Villas Apartments)         6.050    10/01/2019     01/31/2012(A)        35,055
    35,000   Miami-Dade County, FL HFA
             (Country Club Villas Apartments)         6.100    10/01/2029     01/31/2012(A)        35,032
 4,985,000   Miami-Dade County, FL HFA
             (Country Club Villas Apartments)         6.200    10/01/2039     01/31/2012(A)     4,989,437
 1,235,000   Miami-Dade County, FL HFA
             (Homeownership Mtg.)                     5.450    10/01/2038     05/15/2014(A)     1,241,163
   200,000   Miami-Dade County, FL HFA
             (Marbrisa Apartments)                    6.050    08/01/2029     08/01/2012(A)       200,474
 1,335,000   Miami-Dade County, FL HFA (Sunset
             Bay Apartments)                          6.050    01/01/2041     01/01/2013(A)     1,349,004
 3,280,000   Miami-Dade County, FL IDA (BAC
             Funding Corp.)                           5.250    10/01/2020     01/31/2012(A)     3,325,166
    20,000   Miami-Dade County, FL Special
             Obligation, Series B                     5.426(3) 10/01/2031     10/01/2031            5,868
     5,000   North Palm Beach Heights, FL Water
             Control District, Series A               6.500    10/01/2012     01/31/2012(A)         5,026
    15,000   North Palm Beach Heights, FL Water
             Control District, Series B               6.500    10/01/2012     01/31/2012(A)        15,077
   195,000   Oakland, FL Charter School               6.950    12/01/2015     07/04/2014(B)       202,543
    25,000   Okaloosa County, FL Airport              5.500    10/01/2023     10/01/2013(A)        25,010
 1,145,000   Orange County, FL HFA                    5.650    09/01/2034     09/01/2013(A)     1,162,702
    20,000   Orange County, FL HFA
             (Homeowner)                              5.000    09/01/2017     03/01/2012(A)        20,185
    40,000   Orange County, FL HFA (Loma Vista)       5.400    09/01/2019     01/31/2012(A)        40,002
    15,000   Orange County, FL HFA (Loma Vista)       5.450    09/01/2024     07/13/2022(B)        14,428
   120,000   Orange County, FL HFA (Loma Vista)       5.500    03/01/2032     05/26/2029(B)       107,850
   890,000   Orange County, FL HFA (Seminole
             Pointe)                                  5.650    12/01/2017     06/01/2012(A)       891,308
 1,200,000   Orlando, FL Tourist Devel. Tax           5.250    11/01/2023     11/01/2017(A)     1,283,964
   120,000   Palm Beach County, FL Health
             Facilities Authority (ACTS
             Retirement/Life Communities)             5.125    11/15/2029     10/17/2029(B)       117,654
   130,000   Palm Beach County, FL Health
             Facilities Authority (Boca Raton
             Community Hospital)                      5.500    12/01/2021     12/01/2012(A)       130,410

14 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                               Coupon     Maturity      Maturity**             Value
-----------                                               -------   ----------     ----------        ----------
Florida Continued
$   100,000   Palm Beach County, FL Health
              Facilities Authority (Jupiter Medical
              Center)                                       5.250%  08/01/2018     02/01/2012(A)    $   100,237
    210,000   Palm Beach County, FL Health
              Facilities Authority (Jupiter Medical
              Center)                                       5.250   08/01/2023     02/01/2012(A)        210,309
     20,000   Palm Beach County, FL HFA (Chelsea
              Commons Apartments)                           5.600   12/01/2012     01/31/2012(A)         20,055
    140,000   Palm Beach County, FL HFA (Chelsea
              Commons Apartments)                           5.800   12/01/2017     01/31/2012(A)        141,387
    400,000   Palm Beach County, FL HFA (Chelsea
              Commons Apartments)                           5.850   12/01/2022     01/31/2012(A)        400,528
    250,000   Palm Beach County, FL HFA (Chelsea
              Commons Apartments)                           5.900   06/01/2029     01/31/2012(A)        250,208
     80,000   Palm Beach County, FL HFA (Golden
              Lake Hsg. Assoc.)                             6.100   08/01/2029     02/01/2012(A)         80,087
    130,000   Palm Beach County, FL HFA
              (Pinnacle Palms Apartments)                   5.650   07/01/2031     01/31/2012(A)        130,088
    820,000   Palm Beach County, FL HFA
              (Windsor Park Apartments)                     5.850   12/01/2033     01/31/2012(A)        820,230
    200,000   Palm Beach County, FL HFA
              (Windsor Park Apartments)                     5.900   06/01/2038     01/31/2012(A)        200,046
  1,100,000   Palm Glades, FL Community Devel.
              District Special Assessment                   7.250   08/01/2016     08/01/2016         1,054,757
     65,000   Pasco County, FL HFA (Pasco
              Woods)                                        5.700   08/01/2019     02/01/2012(A)         65,092
    850,000   Pasco County, FL HFA (Pasco
              Woods)                                        5.800   08/01/2029     02/01/2012(A)        850,561
     90,000   Pinellas County, FL Educational
              Facilities Authority (Barry University)       5.875   10/01/2025     01/31/2012(A)         90,068
    265,000   Pinellas County, FL Educational
              Facilities Authority (Barry University)       5.875   10/01/2030     01/31/2012(A)        265,111
  1,200,000   Pinellas County, FL HFA (Oaks of
              Clearwater)                                   6.250   06/01/2034     12/01/2013(A)      1,221,468
  2,955,000   Pinellas County, FL HFA (Oaks of
              Clearwater)                                   6.375   06/01/2019     10/03/2013(A)      3,101,952
     25,000   Port Palm Beach, FL District                  5.300   09/01/2014     01/31/2012(A)         25,053
     25,000   Port Palm Beach, FL District                  5.375   09/01/2017     01/31/2012(A)         25,046
     20,000   Port Palm Beach, FL District                  5.500   09/01/2019     01/31/2012(A)         20,032
    335,000   Port Palm Beach, FL District                  5.500   09/01/2024     01/31/2012(A)        335,265
    285,000   Santa Rosa Bay, FL Bridge Authority           6.250   07/01/2028     03/11/2026(B)        138,225
 10,025,000   Seminole Tribe, FL Special Obligation         5.750   10/01/2022     10/01/2017(A)     10,036,128
  1,280,000   St. Johns County, FL IDA (World Golf
              Foundation)                                   5.500   09/01/2016     01/31/2012(A)      1,295,872
     25,000   St. Johns County, FL IDA (World Golf
              Foundation)                                   5.500   03/01/2017     01/31/2012(A)         25,055
  1,420,000   St. Johns County, FL IDA (World Golf
              Foundation)                                   5.500   09/01/2017     01/31/2012(A)      1,437,367
  1,300,000   St. Johns County, FL IDA (World Golf
              Foundation)                                   5.500   09/01/2018     01/31/2012(A)      1,315,691
     20,000   St. Petersburg Beach, FL GO                   5.250   10/01/2013     01/31/2012(A)         20,079

15 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

 Principal                                                                         Effective
    Amount                                               Coupon     Maturity      Maturity**           Value
-----------                                              -------   ----------    -----------      ----------
Florida Continued
$2,865,000   Sumter Landing, FL Community
             Devel. District                             5.000%   10/01/2020     06/06/2015(A)    $2,935,622
 4,650,000   Tallahassee, FL Health Facilities
             (Tallahassee Memorial Healthcare)           6.250    12/01/2020     01/31/2012(A)     4,819,121
    55,000   Tallahassee, FL Health Facilities
             (Tallahassee Memorial Medical
             Center)                                     6.000    12/01/2015     01/31/2012(A)        55,248
 1,000,000   Tamarac, FL Industrial Devel.
             (Sunbelt Precision Products)                6.500    08/01/2017     04/08/2015(B)       978,930
 2,460,000   Tampa, FL Revenue (University of
             Tampa)                                      5.500    04/01/2022     04/01/2012(A)     2,472,940
    25,000   University of South Florida
             (University Bookstore)                      6.000    07/01/2014     01/31/2012(A)        25,102
   520,000   Village, FL Community Devel. District       7.625    05/01/2017     05/01/2012(A)       525,424
    10,000   Volusia County, FL HFA (Spring
             Arbor Apartments)                           5.200    08/01/2023     02/01/2012(A)        10,008
 1,000,000   Waterford Estates, FL Community
             Devel. District Special Assessment(4)       5.125    05/01/2013     05/01/2013          298,150
   758,844   Watergrass, FL Community Devel.
             District Special Assessment                 6.960    11/01/2017     11/01/2017          698,174
                                                                                                ------------
                                                                                                 184,245,516
Georgia-1.4%
    65,000   Acworth, GA Hsg. Authority
             (Wingate Falls Apartments)                  6.125    03/01/2017     01/31/2012(A)        65,129
   115,000   Acworth, GA Hsg. Authority
             (Wingate Falls Apartments)                  6.200    03/01/2027     01/31/2012(A)       115,132
   700,000   Albany-Dougherty, GA Payroll Devel.
             Authority (Proctor & Gamble
             Company)                                    5.300    05/15/2026     01/31/2012(A)       700,665
    40,000   Atlanta, GA GO                              5.000    12/01/2016     06/09/2016(B)        45,994
   500,000   Atlanta, GA Tax Allocation (Eastside)       5.625    01/01/2016     08/01/2013(A)       526,810
   205,000   Atlanta, GA Urban Residential
             Finance Authority (Fulton Cotton
             Mill)                                       6.000    05/20/2017     01/23/2012(A)       205,656
   185,000   Atlanta, GA Urban Residential
             Finance Authority (Fulton Cotton
             Mill)                                       6.125    05/20/2027     01/23/2012(A)       185,607
   220,000   Atlanta, GA Water & Wastewater
             Authority                                   6.000    11/01/2028     11/01/2019(A)       255,189
   350,000   Atlanta, GA Water & Wastewater
             Authority                                   6.250    11/01/2039     11/01/2019(A)       394,352
    15,000   Chatham County, GA Hospital
             Authority (Memorial Health Medical
             Center)                                     6.000    01/01/2017     07/01/2012(A)        15,063
    50,000   Chatham County, GA Hospital
             Authority (Memorial Health
             University Medical Center/Memorial
             Health Obligated Group)                     5.750    01/01/2029     01/15/2028(B)        47,656
 2,040,000   Chatham County, GA Hospital
             Authority (Memorial Medical
             Center-Savannah)                            5.250    01/01/2016     01/26/2012(A)     2,040,510

16 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                       Effective
     Amount                                             Coupon     Maturity      Maturity**            Value
-----------                                             -------   ----------    -----------      -----------
Georgia Continued
$ 2,295,000   Chatham County, GA Hospital
              Authority (Memorial Medical
              Center-Savannah)                           5.500%  01/01/2021     02/21/2019(B)    $ 2,239,392
    700,000   Chatham County, GA Hospital
              Authority (Memorial Medical
              Center-Savannah)                           5.700   01/01/2019     01/01/2019           700,035
 18,900,000   Chatham County, GA Hospital
              Authority (Memorial Medical
              Center-Savannah)                           6.125   01/01/2024     07/01/2012(A)     18,918,144
     95,000   Clayton County, GA Hsg. Authority
              (Pointe Clear Apartments)                  5.650   07/01/2017     01/31/2012(A)         95,144
    150,000   Clayton County, GA Hsg. Authority
              (Pointe Clear Apartments)                  5.750   07/01/2029     01/31/2012(A)        150,105
      5,000   Cobb County, GA Hsg. Authority
              (Garrison Plantation)                      5.750   07/01/2014     01/27/2012(A)          5,017
     15,000   Colquitt County, GA Hospital
              Authority Anticipation Certificates        5.500   03/01/2016     03/01/2012(A)         15,118
  8,815,000   East Point, GA (Camp Creek),
              Series B                                   8.000   02/01/2026     07/25/2012(A)      8,877,498
  3,280,000   Effingham County, GA Devel.
              Authority (Fort James Corp.)               5.625   07/01/2018     01/31/2012(A)      3,281,017
    895,000   Fulton County, GA Devel. Authority
              (Catholic Health East)                     5.250   11/15/2020     05/15/2019(A)      1,030,512
    915,000   Fulton County, GA Devel. Authority
              (Catholic Health East)                     5.500   11/15/2021     05/15/2019(A)      1,046,367
     45,000   Fulton County, GA Devel. Authority
              (Clark Atlanta University)                 5.375   01/01/2020     04/04/2015(B)         40,859
    305,000   Fulton County, GA Devel. Authority
              (Clark Atlanta University)                 5.375   01/01/2020     12/30/2015(B)        295,091
     15,000   GA HFA (Single Family Mtg.)                5.100   12/01/2020     01/31/2012(A)         15,450
     15,000   GA HFA (Single Family Mtg.)                5.125   06/01/2019     01/31/2012(A)         15,014
     15,000   GA HFA (Single Family Mtg.)                5.300   12/01/2022     01/31/2012(A)         15,012
    595,000   GA HFA (Single Family Mtg.)                5.350   12/01/2022     01/31/2012(A)        595,512
  2,860,000   GA Main Street Natural Gas                 5.000   03/15/2014     03/15/2014         2,956,411
     10,000   GA Municipal Assoc. (Atlanta
              Detention Center)                          5.000   12/01/2023     01/31/2012(A)         10,030
     40,000   GA Private Colleges & University
              Authority (Mercer University)              5.250   10/01/2013     01/31/2012(A)         40,101
    900,000   GA Private Colleges & University
              Authority (Mercer University)              5.250   10/01/2014     01/31/2012(A)        902,016
     50,000   GA Private Colleges & University
              Authority (Mercer University)              5.250   10/01/2020     01/31/2012(A)         50,045
     20,000   GA Private Colleges & University
              Authority (Mercer University)              5.250   10/01/2025     01/31/2012(A)         20,005
     20,000   Henry County, GA Hospital
              Authority (Henry Medical Center)           5.875   07/01/2020     01/31/2012(A)         20,251
  4,305,000   Lawrenceville, GA Hsg. Authority
              (Knollwood Park Apartments)                6.250   12/01/2029     02/01/2012(A)      4,630,071
     30,000   Macon-Bibb County, GA Industrial
              Authority                                  6.000   05/01/2013     01/31/2012(A)         30,118

17 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                        Effective
     Amount                                               Coupon    Maturity      Maturity**            Value
-----------                                              -------  ----------   -------------      -----------
Georgia Continued
$   140,000   Macon-Bibb County, GA Industrial
              Authority                                   6.100%  05/01/2018     01/31/2012(A)    $   140,378
     65,000   Richmond County, GA Devel.
              Authority (International Paper
              Company)                                    5.400   02/01/2023     02/01/2012(A)         65,003
     50,000   Richmond County, GA Devel.
              Authority (International Paper
              Company)                                    5.800   12/01/2020     01/31/2012(A)         50,040
    195,000   Richmond County, GA Devel.
              Authority (International Paper
              Company)                                    6.250   02/01/2025     02/01/2012(A)        197,165
    120,000   Vienna, GA Water & Sewer (Tyson
              Foods)                                      5.625   09/01/2012     09/01/2012           118,358
  4,525,000   Ware County, GA Hospital
              Authority (Satilla Health Services)         5.500   03/01/2020     01/31/2012(A)      4,733,150
                                                                                                  -----------
                                                                                                   55,896,192
Hawaii-1.6%
  3,750,000   HI Dept. of Budget & Finance
              (Hawaiian Electric Company)                 6.150   01/01/2020     01/31/2012(A)      3,780,000
     15,000   HI Dept. of Budget & Finance Special
              Purpose (Hawaii Pacific Health)             6.400   07/01/2013     07/01/2012(A)         15,379
    165,000   HI Dept. of Budget & Finance Special
              Purpose (Hawaiian Electric
              Company)                                    5.450   11/01/2023     04/30/2012(A)        164,990
     25,000   HI Dept. of Budget & Finance Special
              Purpose (Hawaiian Electric
              Company)                                    5.500   12/01/2014     01/31/2012(A)         25,100
    395,000   HI Dept. of Budget & Finance Special
              Purpose (Hawaiian Electric
              Company)                                    5.650   10/01/2027     10/01/2013(A)        397,485
 24,405,000   HI Dept. of Budget & Finance Special
              Purpose (Hawaiian Electric
              Company)                                    5.700   07/01/2020     01/31/2012(A)     24,418,179
 23,695,000   HI Dept. of Budget & Finance Special
              Purpose (Hawaiian Electric
              Company)                                    5.750   12/01/2018     01/31/2012(A)     23,785,989
  7,330,000   HI Dept. of Budget & Finance Special
              Purpose (Hawaiian Electric
              Company)                                    6.200   11/01/2029     01/31/2012(A)      7,330,220
  4,285,000   HI Harbor System, Series A                  5.750   07/01/2029     01/31/2012(A)      4,298,069
     30,000   HI HFDC (Single Family Mtg.)                5.750   07/01/2030     01/31/2012(A)         30,222
    375,000   Kuakini, HI Health System
              (KMC/KHS/KGC/KSS Obligated
              Group)                                      6.375   07/01/2032     07/08/2028(B)        364,650
                                                                                                  -----------
                                                                                                   64,610,283
Idaho-0.1%
    145,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)                                5.300   07/01/2027     01/01/2016(A)        148,966
      5,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)                                5.400   07/01/2018     01/31/2012(A)          5,007

18 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                               Coupon     Maturity      Maturity**            Value
-----------                                               -------   ----------  -------------      -----------
Idaho Continued
$    10,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)                                 5.400%   07/01/2020    01/31/2012(A)    $    10,229
     60,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)                                 5.550    07/01/2016    01/31/2012(A)         60,109
     10,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)                                 5.600    07/01/2021    01/31/2012(A)         10,087
     90,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)                                 5.625    07/01/2015    01/27/2012(A)         90,851
     10,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)                                 5.750    07/01/2016    07/01/2016            10,101
     10,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)                                 5.800    01/01/2021    01/31/2012(A)         10,104
     20,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)                                 6.000    07/01/2029    07/01/2029            20,200
     10,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)                                 6.050    01/01/2026    01/31/2012(A)         10,012
      5,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.), Series H-2                     6.200    07/01/2028    01/31/2012(A)          5,099
     10,000   ID Hsg. Agency (Multifamily Hsg.)            6.700    07/01/2024    01/31/2012(A)         10,016
     25,000   ID Hsg. Agency (Single Family Mtg.)          6.450    07/01/2027    01/31/2012(A)         25,128
     10,000   Malad, ID Water                              5.500    03/01/2014    03/01/2012(A)         10,055
  1,790,000   Pocatello, ID Devel. Authority
              Revenue Allocation Tax Increment,
              Series A                                     5.500    08/01/2017    03/28/2015(B)      1,775,501
  1,000,000   Power County, ID Pollution Control
              (FMC Corp.)                                  5.625    10/01/2014    01/31/2012(A)      1,000,140
                                                                                                  ------------
                                                                                                     3,201,605
Illinois-12.7%
    850,000   Bedford Park, IL Tax                         5.125    12/30/2018    01/11/2018(B)        812,430
     75,000   Bryant, IL Pollution Control (Central
              Illinois Light Company)                      5.900    08/01/2023    02/01/2012(A)         75,087
    715,000   Bryant, IL Pollution Control (Central
              Illinois Light Company)                      5.900    08/01/2023    02/01/2012(A)        716,387
 27,500,000   Centerpoint, IL Intermodal Center
              Program                                      5.950(5) 06/15/2023    12/16/2012(A)     27,518,425
    245,000   Chicago, IL (Single Family Mtg.)             6.000    10/01/2033    04/01/2017(A)        256,358
 32,965,000   Chicago, IL Board of Education(1)            5.250    12/01/2024    12/01/2018(A)     36,146,770
 12,850,000   Chicago, IL Hsg. Authority                   5.000    07/01/2024    07/01/2016(A)     13,671,372
     10,000   Chicago, IL Metropolitan Hsg. Devel.
              Corp.                                        6.850    07/01/2022    01/31/2012(A)         10,023
    460,000   Chicago, IL Midway Airport                   5.750    01/01/2017    01/31/2012(A)        461,182
     65,000   Chicago, IL Midway Airport, Series A         5.000    01/01/2028    01/31/2012(A)         65,016
 30,425,000   Chicago, IL Midway Airport, Series A         5.500    01/01/2029    01/31/2012(A)     30,457,251
  1,335,000   Chicago, IL Midway Airport, Series B         5.625    01/01/2029    01/31/2012(A)      1,335,881
  5,930,000   Chicago, IL Midway Airport, Series B         5.750    01/01/2022    01/31/2012(A)      5,940,022
     20,000   Chicago, IL Multifamily Hsg. (Archer
              Courts Apartments)                           5.500    12/20/2019    01/31/2012(A)         20,027
     75,000   Chicago, IL Multifamily Hsg. (Hearts
              United Apartments)                           5.600    01/01/2041    01/01/2016(A)         76,983

19 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                       Effective
     Amount                                              Coupon    Maturity      Maturity**            Value
-----------                                             -------  ----------     -----------       ----------
Illinois Continued
$    25,000   Chicago, IL Multifamily Hsg. (St.
              Edmund's Village)                          6.125%  09/20/2024     01/31/2012(A)    $    25,035
  3,410,000   Chicago, IL O'Hare International
              Airport                                    5.375   01/01/2019     01/31/2012(A)      3,419,105
  3,795,000   Chicago, IL O'Hare International
              Airport                                    5.500   01/01/2016     01/31/2012(A)      3,807,144
    350,000   Chicago, IL O'Hare International
              Airport                                    5.500   01/01/2018     01/31/2012(A)        351,180
    150,000   Chicago, IL O'Hare International
              Airport                                    5.500   01/01/2019     01/31/2012(A)        150,506
  3,335,000   Chicago, IL O'Hare International
              Airport                                    5.500   01/01/2024     01/31/2012(A)      3,343,071
  5,000,000   Chicago, IL O'Hare International
              Airport                                    5.625   01/01/2020     01/31/2012(A)      5,014,400
     75,000   Chicago, IL O'Hare International
              Airport                                    5.750   01/01/2014     01/31/2012(A)         75,249
    650,000   Chicago, IL O'Hare International
              Airport                                    5.750   01/01/2018     01/31/2012(A)        651,937
  5,500,000   Chicago, IL O'Hare International
              Airport                                    5.750   01/01/2019     01/31/2012(A)      5,516,390
 11,400,000   Chicago, IL O'Hare International
              Airport                                    5.750   01/01/2020     01/01/2014(A)     12,178,278
 10,000,000   Chicago, IL O'Hare International
              Airport                                    5.750   01/01/2021     01/31/2012(A)     10,029,800
  8,000,000   Chicago, IL O'Hare International
              Airport                                    5.750   01/01/2023     01/01/2014(A)      8,442,960
 55,695,000   Chicago, IL O'Hare International
              Airport                                    6.000   01/01/2029     01/01/2014(A)     58,217,427
     60,000   Chicago, IL O'Hare International
              Airport (General Airport)                  5.250   01/01/2030     01/01/2014(A)         60,493
     60,000   Chicago, IL O'Hare International
              Airport (General Airport)                  5.250   01/01/2034     01/01/2014(A)         60,243
      5,000   Chicago, IL O'Hare International
              Airport (General Airport)                  5.500   01/01/2016     01/31/2012(A)          5,016
 14,250,000   Chicago, IL O'Hare International
              Airport (General Airport)                  5.500   01/01/2022     01/31/2012(A)     14,289,473
  5,275,000   Chicago, IL O'Hare International
              Airport (General Airport)                  5.750   01/01/2020     01/31/2012(A)      5,290,720
      5,000   Chicago, IL O'Hare International
              Airport (General Airport), Series A        5.250   01/01/2023     01/31/2012(A)          5,010
  3,620,000   Chicago, IL O'Hare International
              Airport (General Airport), Series A        5.375   01/01/2032     01/31/2012(A)      3,622,932
    110,000   Chicago, IL O'Hare International
              Airport (General Airport), Series A        5.500   01/01/2016     01/31/2012(A)        110,352
 10,100,000   Chicago, IL O'Hare International
              Airport (GeneralAirport)(1)                5.000   01/01/2016     03/03/2012(A)     10,131,411
  7,015,000   Chicago, IL O'Hare International
              Airport (Passenger Facility Charge)        5.350   01/01/2026     01/31/2012(A)      7,024,330
 13,235,000   Chicago, IL O'Hare International
              Airport (Passenger Facility Charge)        5.375   01/01/2032     01/31/2012(A)     13,245,720
    100,000   Chicago, IL O'Hare International
              Airport (Passenger Facility Charge)        5.500   01/01/2022     01/31/2012(A)        100,277

20 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                               Coupon    Maturity       Maturity**            Value
-----------                                               -------  ----------     -----------      -----------
Illinois Continued
$ 2,328,837   Chicago, IL Tax Increment COP
              (Metramarket Chicago)                        6.870%  02/15/2024     01/05/2015(A)    $ 2,456,737
 10,100,000   Hodgkins, IL Environmental
              Improvement (Metropolitan
              Biosolids Management)                        6.000   11/01/2015     01/31/2012(A)     10,108,484
    125,000   IL Civic Center                              5.000   12/15/2013     01/31/2012(A)        125,456
     50,000   IL COP                                       5.800   07/01/2017     01/31/2012(A)         50,034
  1,555,000   IL COP                                       6.375   07/01/2017     01/31/2012(A)      1,556,757
    175,000   IL Dept. of Central Management
              Services COP                                 6.150   07/01/2013     01/31/2012(A)        175,730
     40,000   IL Dept. of Central Management
              Services COP                                 6.200   07/01/2014     01/31/2012(A)         40,169
  7,245,000   IL Dept. of Central Management
              Services COP                                 6.200   07/01/2017     01/31/2012(A)      7,275,574
    255,000   IL Devel. Finance Authority (Adams
              County Mental Health Center/Adult
              Comprehensive Human Services
              Obligated Group)                             6.000   07/01/2015     07/01/2015           241,908
     10,000   IL Devel. Finance Authority
              (Community Rehabilitation
              Providers)                                   5.700   07/01/2019     09/25/2014(B)          8,660
      5,000   IL Devel. Finance Authority
              (Community Rehabilitation
              Providers)                                   6.050   07/01/2019     07/01/2019             4,427
     25,000   IL Devel. Finance Authority (Local
              Government Program)                          5.350   01/01/2021     01/31/2012(A)         25,083
    265,000   IL Devel. Finance Authority (Provena
              Health)                                      5.125   05/15/2023     01/31/2012(A)        265,082
    200,000   IL Devel. Finance Authority (Provena
              Health)                                      5.250   05/15/2018     01/31/2012(A)        200,154
  2,000,000   IL Devel. Finance Authority (Provena
              Health)                                      5.750   05/15/2013     01/31/2012(A)      2,003,800
  4,835,000   IL Devel. Finance Authority (Provena
              Health)                                      5.750   05/15/2014     01/31/2012(A)      4,843,026
  3,250,000   IL Devel. Finance Authority (Provena
              Health)                                      5.750   05/15/2015     01/31/2012(A)      3,259,815
    445,000   IL Devel. Finance Authority (Provena
              Health)                                      5.750   05/15/2016     01/31/2012(A)        445,681
    550,000   IL Devel. Finance Authority
              (Roosevelt University)                       5.250   04/01/2022     04/01/2017(A)        560,054
     30,000   IL Devel. Finance Authority (Round
              Lake School 116)                             5.450   01/01/2019     01/31/2012(A)         30,097
     20,000   IL Devel. Finance Authority (Round
              Lake School 116)                             5.800   01/01/2020     01/31/2012(A)         20,071
 23,605,000   IL Devel. Finance Authority
              Environmental Facilities (Citgo
              Petroleum Corp.)                             8.000   06/01/2032     06/01/2012(A)     23,710,986
    425,000   IL Devel. Finance Authority Pollution
              Control (Amerencips)                         5.500   03/01/2014     01/31/2012(A)        425,162
  1,300,000   IL Devel. Finance Authority Pollution
              Control (Central Illinois Public
              Service Company)                             5.950   08/15/2026     01/31/2012(A)      1,300,039


21 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                                Coupon     Maturity     Maturity**            Value
-----------                                               -------   ----------    -----------       ----------
Illinois Continued
$   240,000   IL Devel. Finance Authority Pollution
              Control (Illinois Power Company)             5.400%  03/01/2028     01/31/2012(A)    $   240,098
 11,825,000   IL Devel. Finance Authority Pollution
              Control (Illinois Power Company)             5.700   02/01/2024     02/01/2012(A)     11,838,481
     80,000   IL Devel. Finance Authority Water
              Facilities (Northern Illinois Water
              Company)                                     5.000   02/01/2028     02/01/2028            76,419
    285,000   IL Devel. Finance Authority Water
              Facilities (Northern Illinois Water
              Company)                                     5.500   12/01/2026     01/31/2012(A)        285,037
  1,200,000   IL Educational Facilities Authority
              (Augustana College)                          5.625   10/01/2022     10/01/2012(A)      1,210,500
     50,000   IL Educational Facilities Authority
              (Robert Morris College)                      5.250   06/01/2013     01/31/2012(A)         50,146
     50,000   IL Educational Facilities Authority
              (Robert Morris College)                      5.250   06/01/2014     01/31/2012(A)         50,137
    100,000   IL Educational Facilities Authority
              (Robert Morris College)                      5.375   06/01/2015     01/31/2012(A)        100,267
     65,000   IL Educational Facilities Authority
              (Robert Morris College)                      5.500   06/01/2017     01/31/2012(A)         65,169
  3,130,000   IL Finance Authority (Little
              Company of Mary Hospital and
              Health Care Centers)                         5.500   08/15/2031     08/15/2015(A)      3,166,120
 17,315,000   IL Finance Authority (Resurrection
              Health)                                      6.125   05/15/2025     05/15/2019(A)     18,422,987
    170,000   IL Finance Authority (Roosevelt
              University)                                  5.400   04/01/2027     04/01/2017(A)        171,608
  2,075,000   IL Finance Authority (Roosevelt
              University)                                  5.750   04/01/2024     10/01/2019(A)      2,188,835
  6,210,000   IL Finance Authority (RUMC/
              RCMC/RCF Obligated Group)                    6.625   11/01/2039     05/01/2019(A)      6,741,514
  4,100,000   IL Finance Authority (Silver Cross
              Hospital and Medical Centers/Silver
              Cross Health System Obligated
              Group)                                       5.500   08/15/2018     12/01/2015(B)      4,108,733
  6,000,000   IL GO                                        5.000   08/01/2020     02/01/2012(A)      6,015,180
  6,500,000   IL GO                                        5.000   11/01/2020     01/31/2012(A)      6,518,135
  3,450,000   IL GO                                        5.000   11/01/2021     01/31/2012(A)      3,459,315
  3,285,000   IL GO                                        5.000   11/01/2022     01/31/2012(A)      3,293,311
  2,150,000   IL GO                                        5.000   12/01/2027     12/01/2012(A)      2,166,534
 14,235,000   IL GO                                        5.100   02/01/2019     02/01/2012(A)     14,277,136
 14,440,000   IL GO                                        5.125   04/01/2019     04/01/2012(A)     14,566,494
    100,000   IL GO                                        5.125   02/01/2021     02/01/2012(A)        100,272
    200,000   IL GO                                        5.125   02/01/2021     02/01/2012(A)        200,580
 10,950,000   IL GO                                        5.250   04/01/2022     04/01/2012(A)     11,040,885
 12,410,000   IL GO                                        5.375   12/01/2025     01/31/2012(A)     12,443,011
    120,000   IL Health Facilities Authority
              (CHlthS/MMCtr/NIMC Obligated
              Group)                                       5.250   09/01/2024     01/31/2012(A)        120,055

22 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                            Effective
     Amount                                                   Coupon     Maturity     Maturity**           Value
-----------                                                  -------   ----------    -----------      ----------
Illinois Continued
 $ 4,400,000   IL Health Facilities Authority
               (Decatur Memorial Hospital)                    5.750%   10/01/2024    01/31/2012(A)    $ 4,531,032
     100,000   IL Health Facilities Authority
               (EMH/EMHH/EMHC Obligated
               Group)                                         5.500    01/01/2022    01/01/2013(A)        103,562
   1,670,000   IL Health Facilities Authority
               (EMH/EMHH/EMHC Obligated
               Group)                                         6.250    01/01/2017    01/01/2013(A)      1,717,445
      25,000   IL Health Facilities Authority (Holy
               Family Medical Center)                         5.125    08/15/2017    01/31/2012(A)         25,007
   3,965,000   IL Health Facilities Authority (Ingalls
               Health System)                                 6.250    05/15/2014    01/31/2012(A)      3,977,054
     130,000   IL Health Facilities Authority
               (Sherman Health System)                        5.250    08/01/2017    02/01/2012(A)        130,247
   5,945,000   IL Health Facilities Authority
               (Sherman Health System)                        5.250    08/01/2022    02/01/2012(A)      5,951,480
      25,000   IL Health Facilities Authority
               (Sherman Health System)                        5.250    08/01/2027    09/07/2025(B)         24,959
     500,000   IL Health Facilities Authority
               (Sherman Health System)                        5.500    08/01/2012    02/01/2012(A)        501,665
      10,000   IL Hsg. Devel. Authority
               (Homeowner Mtg.)                               5.500    08/01/2026    08/01/2014(A)         10,020
     190,000   IL Hsg. Devel. Authority, Series C-2           5.250    08/01/2022    08/01/2012(A)        190,965
      55,000   IL Sales Tax                                   5.500    06/15/2014    01/31/2012(A)         55,210
  13,000,000   IL Sports Facilities Authority                 5.500    06/15/2030    06/15/2015(A)     13,726,310
      30,000   Lake County, IL HFC, Series A                  6.800    05/01/2023    01/31/2012(A)         30,065
     485,000   Lemont, IL GO                                  4.850    12/01/2016    01/31/2012(A)        486,717
   4,510,000   Lombard, IL Public Facilities Corp.
               (Conference Center & Hotel)                    5.500    01/01/2020    08/12/2018(B)      3,158,398
     100,000   Melrose Park, IL Water                         5.200    07/01/2018    07/01/2012(A)        101,986
   1,000,000   Saint Clair County, IL School District
               No. 189 East Saint Louis                       5.250    01/01/2021    01/01/2021         1,005,340
   1,000,000   Saint Clair County, IL School District
               No. 189 East Saint Louis                       5.375    01/01/2022    01/01/2021(A)      1,008,520
   1,540,000   Saint Clair County, IL School District
               No. 189 East Saint Louis                       5.500    01/01/2023    01/01/2021(A)      1,551,411
      70,000   Southwestern IL Devel. Authority
               (Anderson Hospital)                            5.500    08/15/2020    01/31/2012(A)         70,069
     150,000   Southwestern IL Devel. Authority
               (Illinois-American Water Company)              5.000    02/01/2028    02/01/2012(A)        150,005
   1,232,000   Southwestern, IL Devel. Authority
               (Southwestern Illinois Health
               Facilities)                                    5.375    08/15/2015    01/31/2012(A)      1,234,020
      50,000   Will-Kankakee, IL Regional Devel.
               Authority (Consumers Illinois Water
               Company)                                       5.400    09/01/2030    01/31/2012(A)         50,007
                                                                                                     ------------
                                                                                                      504,573,112
Indiana-1.2%
     250,000   Boone County, IN Redevel.
               Commission                                     5.375    08/01/2023    02/01/2016(A)        254,153

23 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                               Coupon     Maturity      Maturity**            Value
-----------                                               -------   ----------  -------------      -----------
Indiana Continued
$    95,000   De Kalb County, IN Redevel.
              Authority                                    6.000%  07/15/2018     01/30/2012(A)    $    95,276
    110,000   Delaware County, IN Redevel.
              District                                     6.875   02/01/2018     02/01/2012(A)        110,211
  2,420,000   East Chicago, IN Exempt Facilities
              (Inland Steel Company)                       6.700   11/01/2012     11/01/2012         2,397,373
     30,000   Fort Wayne, IN Sewage Works                  5.000   08/01/2012     02/01/2012(A)         30,110
  3,260,000   Hammond, IN Local Public
              Improvement District                         6.500   08/15/2025     07/15/2015(A)      3,391,052
  2,270,000   Hammond, IN Redevel. District
              (Marina Area)                                6.000   01/15/2017     05/11/2015(B)      2,299,601
  7,220,000   IN Finance Authority (Deaconess
              Health System)                               6.000   03/01/2029     03/01/2021(C)      8,037,304
     25,000   IN Health Facility Financing
              Authority (Community Hospital of
              Anderson)                                    6.000   01/01/2014     01/22/2012(A)         25,077
    455,000   IN Health Facility Financing
              Authority (Community Hospital of
              Anderson)                                    6.000   01/01/2023     01/31/2012(A)        455,733
  3,810,000   IN Health Facility Financing
              Authority (Union Hospital)                   5.125   09/01/2018     01/31/2012(A)      3,815,144
 10,675,000   IN Health Facility Financing
              Authority (Union Hospital)                   5.250   09/01/2023     01/31/2012(A)     10,681,085
    225,000   IN Hsg. & Community Devel.
              Authority (Single Family Mtg.)               5.250   01/01/2037     03/01/2013(A)        238,367
     65,000   IN Hsg. & Community Devel.
              Authority (Single Family Mtg.)               6.450   01/01/2040     11/01/2013(A)         67,711
  3,000,000   Indianapolis, IN Local Public
              Improvement Bond Bank (Airport
              Authority)                                   5.000   01/01/2023     01/01/2013(A)      3,042,930
  7,405,000   Jasper, IN Hospital Authority (Little
              Company of Mary Hospital of
              Indiana)                                     5.625   11/01/2022     11/01/2012(A)      7,819,976
    285,000   Madison County, IN Hospital
              Authority (Community Hospital of
              Anderson)                                    8.000   01/01/2014     01/22/2012(A)        286,434
  1,660,000   St. Joseph County, IN Economic
              Devel. (Madison Center)                      5.450   02/15/2017     01/31/2012(A)      1,660,365
  1,510,000   St. Joseph County, IN Economic
              Devel. (Madison Center)                      5.500   02/15/2021     06/13/2019(B)      1,502,405
                                                                                                  ------------
                                                                                                    46,210,307
Iowa-0.1%
  2,000,000   Estherville, IA Hospital (Avera Holy
              Family Health)                               6.250   07/01/2026     07/01/2012(A)      2,011,120
Kansas-0.5%
  2,550,000   Arkansas City, KS Public Building
              Commission (South Central
              Regional Medical Center)                     7.000   09/01/2029     09/01/2019(A)      2,971,107
  2,000,000   KS Devel. Finance Authority (Susan
              B. Allen Memorial Hospital)                  5.200   12/15/2018     01/31/2012(A)      2,004,300
    115,000   La Cygne, KS Pollution Control
              (Kansas Gas & Electric Company)              5.100   03/01/2023     01/31/2012(A)        115,174

24 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                               Coupon     Maturity      Maturity**             Value
-----------                                              -------    ----------     ----------      ------------
Kansas Continued
$   640,000   Pittsburgh, KS Transportation Devel.
              District (N. Broadway-Pittsburgh
              Town Center)                                 4.800%   04/01/2027     08/25/2021(B)    $   491,629
    415,000   Sedgwick & Shawnee Counties, KS
              Hsg. (Single Family Mtg.)                    5.650    12/01/2036     10/16/2012(A)        453,537
  7,565,000   Sedgwick & Shawnee Counties, KS
              Hsg. (Single Family Mtg.)(1)                 5.800    12/01/2038     05/19/2012(A)      8,148,783
  6,360,000   Sedgwick & Shawnee Counties, KS
              Hsg. (Single Family Mtg.)(1)                 5.875    06/01/2039     05/19/2012(A)      6,704,839
    100,000   Sedgwick & Shawnee Counties, KS
              Hsg. (Single Family Mtg.)                    6.950    06/01/2029     01/24/2012(A)        102,240
                                                                                                   ------------
                                                                                                     20,991,609
Kentucky-0.9%
    150,000   Jefferson County, KY Health
              Facilities (JHHS)                            5.750    01/01/2026     01/31/2012(A)        150,174
     55,000   Jefferson County, KY Health Facilities
              (JHHS/JHP/JHF Obligated Group)               5.700    01/01/2021     01/31/2012(A)         55,112
  2,535,000   Jefferson County, KY Health Facilities
              (University Medical Center)                  5.500    07/01/2017     01/31/2012(A)      2,540,983
    120,000   Kenton County, KY Airport (Delta
              Airlines)(4)                                 8.000    12/01/2015     12/01/2015                 1
    135,000   KY Area Devel. Districts (City of
              Ewing)                                       5.400    12/01/2021     01/31/2012(A)        135,937
     70,000   KY Area Devel. Districts (City of
              Ewing)                                       5.700    06/01/2015     01/31/2012(A)         70,623
  3,315,000   KY EDFA (Owensboro Medical
              Health System)                               6.000    06/01/2030     06/01/2020(A)      3,529,845
     15,000   KY Hsg. Corp.                                5.450    07/01/2022     01/31/2012(A)         15,014
     15,000   KY Hsg. Corp., Series C                      5.375    07/01/2027     01/31/2012(A)         15,013
     20,000   KY Infrastructure Authority                  5.700    06/01/2013     06/01/2012(A)         20,371
 27,220,000   Louisville & Jefferson County, KY
              Metropolitan Government Health
              Facilities (Jewish Hospital & St.
              Mary's Healthcare)                           6.000    02/01/2022     02/01/2013(A)     27,777,193
                                                                                                   ------------
                                                                                                     34,310,266
Louisiana-3.6%
   195,000    Caddo Parish, LA Industrial Devel.
              Board (Pennzoil Products
              Company)                                     5.600    12/01/2028     01/31/2012(A)        195,140
    70,000    Calcasieu Parish, LA Industrial Devel.
              Board (Citgo Petroleum Corp.)                6.000    07/01/2023     07/01/2023            67,684
   400,000    Calcasieu Parish, LA Industrial Devel.
              Board (Conoco Phillips Holding
              Company/E.I. Dupont de Nemours
              Obligated Group)                             5.750    12/01/2026     01/31/2012(A)        400,456
   190,000    Calcasieu Parish, LA Public Trust
              Authority                                    5.000    04/01/2028     04/01/2020(A)        194,005
   190,000    De Soto Parish, LA Environmental
              Improvement (International Paper
              Company)                                     5.600    11/01/2022     01/31/2012(A)        190,067

25 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                               Coupon     Maturity      Maturity**              Value
-----------                                               -------   ----------   ------------        -----------
Louisiana Continued
 $ 2,000,000   De Soto Parish, LA Environmental
               Improvement (International Paper
               Company)                                     5.850%  11/01/2027    11/01/2013(A)      $ 2,023,720
     140,000   De Soto Parish, LA Environmental
               Improvement (International Paper
               Company)                                     6.375   05/01/2025    05/01/2012(A)          141,562
      10,000   De Soto Parish, LA Pollution Control
               (Cleco Utility Group)                        5.875   09/01/2029    01/31/2012(A)           10,008
      30,000   East Baton Rouge, LA Mtg. Finance
               Authority (Single Family Mtg.)               5.500   10/01/2025    01/31/2012(A)           30,023
   5,690,000   Jefferson Parish, LA Hospital Service
               District No. 2 (East Jefferson General
               Hospital)                                    6.250   07/01/2026    07/01/2016(A)        5,889,093
   2,530,000   LA HFA (La Chateau)                          6.000   09/01/2017    09/01/2017           2,593,149
   1,895,000   LA HFA (La Chateau)                          6.000   09/01/2020    09/12/2019(B)        1,883,459
     360,000   LA HFA (La Chateau)                          7.250   09/01/2039    09/01/2019(A)          361,519
     165,000   LA HFA (Single Family Mtg.)                  5.800   06/01/2035    09/27/2013(A)          170,000
     450,000   LA HFA (Single Family Mtg.)                  6.375   06/01/2033    06/01/2012(A)          456,260
      20,000   LA HFA (St. Dominic Assisted Care)           6.300   09/01/2015    01/31/2012(A)           20,059
      25,000   LA HFA (St. Dominic Assisted Care)           6.850   09/01/2025    01/31/2012(A)           25,058
      20,000   LA HFA (St. Dominic Assisted Care)           6.950   09/01/2036    01/31/2012(A)           20,358
   2,070,000   LA Local Government EF&CD
               Authority (Bellemont Apartments)             6.000   09/01/2022    05/22/2018(B)        1,834,724
   7,500,000   LA State Citizens Property Insurance         6.125   06/01/2024    06/01/2013(A)        7,784,850
     505,000   LA State University & Agricultural &
               Mechanical College (Health Sciences
               Center)                                      6.200   05/01/2020    01/31/2012(A)          509,484
   1,125,000   LA State University & Agricultural &
               Mechanical College (Health Sciences
               Center)                                      6.375   05/01/2031    01/31/2012(A)        1,134,630
  68,880,000   LA Tobacco Settlement Financing
               Corp. (TASC)                                 5.875   05/15/2039    05/15/2012(A)       68,909,618
  42,215,000   LA Tobacco Settlement Financing
               Corp. (TASC), Series B                       5.500   05/15/2030    05/15/2012(A)       42,261,437
   2,000,000   Morehouse Parish, LA Pollution
               Control (International Paper
               Company)                                     5.250   11/15/2013    11/15/2013           2,111,100
      65,000   New Orleans, LA Exhibit Hall Special
               Tax (Ernest N. Morial)                       5.500   07/15/2018    01/31/2012(A)           65,084
     230,000   New Orleans, LA Exhibit Hall Special
               Tax (Ernest N. Morial)                       5.600   07/15/2025    01/31/2012(A)          230,074
   2,750,000   New Orleans, LA GO                           5.125   09/01/2021    09/01/2012(A)        2,811,958
      30,000   New Orleans, LA Sewage Service               5.400   06/01/2017    01/31/2012(A)           30,075
      15,000   New Orleans, LA Sewage Service               5.500   06/01/2017    01/31/2012(A)           15,113
      50,000   New Orleans, LA Sewage Service               5.500   06/01/2019    01/31/2012(A)           50,374
      20,000   New Orleans, LA Sewage Service               5.500   06/01/2020    01/31/2012(A)           20,149
      35,000   Orleans Parish, LA School Board,
               Series B                                     5.200   02/01/2014    01/09/2012(A)           35,044

26 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                       Effective
     Amount                                             Coupon     Maturity      Maturity**           Value
-----------                                             -------   ----------  -------------     -----------
Louisiana Continued
$   75,000   Rapides Parish, LA Industrial Devel.
             Board (Cleco Utility Group)                 5.875%   09/01/2029    01/25/2012(A)   $    75,088
   310,000   Shreveport, LA Hsg. Authority (U.S.
             Goodman Plaza)                              6.100    08/01/2019    05/24/2016(B)       277,931
    30,000   St. John Baptist Parish, LA (USX
             Corp.)                                      5.350    12/01/2013    01/31/2012(A)        30,048
    55,000   West Feliciana Parish, LA Pollution
             Control (Entergy Gulf States)               5.800    04/01/2016    04/01/2012(A)        55,045
                                                                                               ------------
                                                                                                142,913,446
Maine-0.0%
   345,000   Jay, ME Solid Waste Disposal
             (International Paper Company)               5.125    06/01/2018    06/01/2013(A)       348,416
 2,000,000   ME Abitibi Bowater(4)                       7.750    10/01/2022    10/01/2022               20
    20,000   ME H&HEFA (Mid Coast
             Hospital/Community Partners
             Obligated Group)                            6.000    07/01/2029    01/31/2012(A)        20,071
    10,000   ME H&HEFA, Series A                         6.000    07/01/2024    01/31/2012(A)        10,043
    15,000   ME Municipal Bond Bank, Series B            5.850    11/01/2020    01/31/2012(A)        15,064
    25,000   Winslow, ME (Crowe Rope
             Industries)                                 6.000    03/01/2012    01/31/2012(A)        25,103
                                                                                               ------------
                                                                                                    418,717
Maryland-0.4%
   240,000  Annapolis, MD Economic Devel.
            (St. John's College)                         5.500    10/01/2018    01/31/2012(A)       240,965
    80,000  MD Community Devel.
            Administration (Dept. of Hsg. &
            Community Devel.)                            5.150    03/01/2018    01/31/2012(A)        80,082
     5,000  MD Community Devel.
            Administration (Dept. of Hsg. &
            Community Devel.)                            5.350    07/01/2041    01/31/2012(A)         5,001
    25,000  MD Community Devel.
            Administration (Dept. of Hsg. &
            Community Devel.)                            5.375    09/01/2024    01/31/2012(A)        25,018
 4,260,000  MD Community Devel.
            Administration (Dept. of Hsg. &
            Community Devel.)                            5.750    09/01/2039    03/01/2019(A)     4,463,798
   275,000  MD Community Devel.
            Administration (Dept. of Hsg. &
            Community Devel.)                            6.250    07/01/2031    01/31/2012(A)       275,314
 8,550,000  MD Energy Financing
            Administration (Cogeneration-AES
            Warrior Run)                                 7.400    09/01/2019    01/31/2012(A)     8,602,155
    65,000  MD H&HEFA (Johns Hopkins
            Hospital)                                    5.500    07/01/2026    01/31/2012(A)        65,073
    55,000  MD Industrial Devel. Financing
            Authority (Bon Secours Health
            System)                                      5.500    08/15/2020    01/31/2012(A)        55,106
   630,000  Montgomery County, MD Hsg.
            Opportunities Commission (Single
            Family Mtg.)                                 5.750    07/01/2029    07/01/2015(A)       673,174
                                                                                               ------------
                                                                                                 14,485,686


27 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                     Effective
     Amount                                           Coupon     Maturity      Maturity**           Value
-----------                                          -------   ----------     -----------      ----------
Massachusetts-0.9%
$ 1,200,000  MA Devel. Finance Agency (Ogden
             Haverhill)                               5.500%   12/01/2019     01/31/2012(A)    $1,201,152
  2,800,000  MA Devel. Finance Agency
             (Springfield Res Rec)                    5.625    06/01/2019     01/31/2012(A)     2,806,552
  3,795,000  MA Devel. Finance Agency (VOA
             Ayer)                                    6.200    02/20/2046     02/04/2015(A)     4,108,429
    285,000  MA Devel. Finance Agency Res Rec
             (Semass Partnership)                     5.625    01/01/2016     01/31/2012(A)       288,454
  9,430,000  MA Educational Financing Authority       5.300    01/01/2016     01/31/2012(A)     9,448,577
    205,000  MA Educational Financing
             Authority, Series H                      6.350    01/01/2030     01/01/2018(A)       221,902
    350,000  MA H&EFA (Berkshire Health
             Systems/Bershire Medical Center
             Obligate Group)                          6.250    10/01/2031     10/01/2012(A)       353,623
      5,000  MA H&EFA (Beverly Hospital Corp.)        5.625    07/01/2013     01/31/2012(A)         5,014
    105,000  MA H&EFA (Boston Medical Center)         5.000    07/01/2019     01/31/2012(A)       105,083
     60,000  MA H&EFA (Boston Medical Center)         5.750    07/01/2031     07/01/2018(A)        60,892
     70,000  MA H&EFA (Cape Cod Healthcare)           5.450    11/15/2023     01/31/2012(A)        70,029
     50,000  MA H&EFA (Capital Asset Program)         1.175(5) 07/01/2030     01/26/2012(A)        32,220
    210,000  MA H&EFA (VC/TC/FRS/VCS
             Obligated Group)                         5.250    11/15/2018     01/31/2012(A)       210,202
     20,000  MA HFA (Rental Mtg.)                     5.500    07/01/2032     07/01/2012(A)        20,021
  3,005,000  MA HFA (Rental Mtg.)                     5.600    01/01/2045     07/01/2012(A)     3,013,775
     70,000  MA HFA, Series B                         5.300    12/01/2017     01/31/2012(A)        70,169
  2,450,000  MA HFA, Series C                         5.250    07/01/2025     07/01/2013(A)     2,513,137
    280,000  MA Industrial Finance Agency (Avon
             Associates)                              5.375    04/01/2020     01/31/2012(A)       280,414
    930,000  MA Industrial Finance Agency
             (Massachusetts American Water
             Company)                                 6.750    12/01/2025     01/31/2012(A)       930,288
  2,155,000  MA Industrial Finance Agency
             (Massachusetts American Water
             Company)                                 6.900    12/01/2029     01/31/2012(A)     2,155,948
    200,000  MA Industrial Finance Agency
             (Merrimack College)                      5.000    07/01/2017     01/31/2012(A)       200,302
  1,000,000  MA Industrial Finance Agency
             (Ogden Haverhill Associates)             5.600    12/01/2019     01/31/2012(A)     1,003,290
    225,000  MA Port Authority (US Airways)           5.750    09/01/2016     03/28/2014(B)       216,047
    435,000  MA Port Authority (US Airways)           6.000    09/01/2021     10/14/2019(B)       406,494
  4,000,000  MA Water Pollution Abatement
             Trust                                    5.250    02/01/2016     02/01/2012(A)     4,016,080
  1,000,000  MA Water Pollution Abatement
             Trust                                    5.500    08/01/2029     02/01/2012(A)     1,003,490
                                                                                             ------------
                                                                                              34,741,584
Michigan-2.5%
  2,000,000  Detroit, MI GO                           5.000    04/01/2018     01/31/2012(A)     2,001,560
    500,000  Detroit, MI GO                           5.250    04/01/2014     04/01/2014          480,695
    390,000  Detroit, MI GO                           5.375    04/01/2014     01/31/2012(A)       390,277
  1,000,000  Detroit, MI GO                           5.375    04/01/2017     01/31/2012(A)     1,000,230

28 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                               Coupon     Maturity      Maturity**            Value
-----------                                               -------   ----------    -----------      -----------
Michigan Continued
$   195,000   Detroit, MI Local Devel. Finance
              Authority (Chrysler Corp.)                   5.375%   05/01/2018    03/11/2015(B)    $   166,472
  3,070,000   Dickinson County, MI Healthcare
              System                                       5.700    11/01/2018    01/31/2012(A)      3,070,798
  4,000,000   Ecorse City, MI GO                           5.800    11/01/2026    07/22/2019(A)      4,177,960
     15,000   Farmington Hills, MI EDC (Botsford
              General Hospital)                            5.700    02/15/2015    01/31/2012(A)         15,028
    155,000   Flint, MI Hospital Building Authority
              (Hurley Medical Center)                      5.375    07/01/2020    01/24/2019(B)        150,113
     15,000   Grand Rapids, MI Charter Township
              (Porter Hills Foundation)                    5.200    07/01/2014    01/31/2012(A)         15,019
     10,000   Huron Shore, MI Regional Utility
              Authority (Water & Sewer System)             5.625    05/01/2015    05/01/2012(A)         10,170
     15,000   Kalamazoo, MI (Downtown Devel.)              6.000    04/01/2013    04/01/2012(A)         15,198
  1,025,000   MI Hospital Finance Authority
              (Memorial Hospital)                          5.875    11/15/2021    01/31/2012(A)      1,026,076
  2,755,000   MI Hospital Finance Authority
              (OUH/OHP/OHS Obligated Group)                6.000    04/01/2022    04/01/2013(A)      2,941,624
     20,000   MI Hospital Finance Authority (St.
              John Hospital)                               5.750    05/15/2016    01/31/2012(A)         20,950
    480,000   MI Hsg. Devel. Authority (Rental
              Hsg.)                                        6.100    10/01/2033    01/31/2012(A)        480,264
     50,000   MI Hsg. Devel. Authority, Series A           5.300    10/01/2037    01/31/2012(A)         50,014
    590,000   MI Lake Superior State University            5.500    11/15/2021    01/31/2012(A)        591,115
     50,000   MI Municipal Bond Authority                  6.000    11/01/2023    01/31/2012(A)         50,247
     10,000   MI Municipal Bond Authority                  7.100    11/01/2014    01/31/2012(A)         10,040
    445,000   MI Public Educational Facilities
              Authority (Old Redford Academy)              5.000    12/01/2013    06/08/2013(B)        449,846
  9,840,000   MI Tobacco Settlement Finance
              Authority                                    5.125    06/01/2022    04/08/2019(B)      8,383,188
    750,000   Mount Clemens, MI Hsg. Corp. (FHA
              Section 8), Series A                         6.600    06/01/2022    01/31/2012(A)        751,598
 20,000,000   Royal Oak, MI Hospital Finance
              Authority (William Beaumont
              Hospital)                                    6.250    08/01/2023    08/01/2014(A)     21,094,400
  7,225,000   Wayne County, MI Airport
              Authority                                    4.000    12/01/2020    12/01/2020         7,305,992
 13,415,000   Wayne County, MI Airport
              Authority                                    5.000    12/01/2021    12/01/2021        14,466,468
 10,890,000   Wayne County, MI Airport
              Authority                                    5.000    12/01/2022    12/01/2021(A)     11,798,226
  5,830,000   Wayne County, MI Airport
              Authority (Detroit Metro Wayne
              Airport)                                     5.250    12/01/2021    12/01/2015(A)      6,156,072
  7,265,000   Wayne County, MI Airport
              Authority (Detroit Metro Wayne
              Airport)                                     5.250    12/01/2025    12/01/2015(A)      7,457,232
  2,345,000   Wayne County, MI Building
              Authority                                    5.250    06/01/2016    01/31/2012(A)      2,354,052
  2,925,000   Wayne, MI Charter County GO                  6.750    11/01/2039    06/11/2019(A)      3,221,069

29 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                      Effective
     Amount                                            Coupon     Maturity      Maturity**            Value
-----------                                            ------    ----------    -----------      -----------
Michigan Continued
$    25,000   Wexford County, MI Water Supply
              System                                    5.850%  11/01/2012     01/31/2012(A)    $    25,593
     20,000   Wexford County, MI Water Supply
              System                                    6.250   11/01/2024     01/31/2012(A)         20,448
                                                                                               ------------
                                                                                                100,148,034
Minnesota-1.6%
     60,000   Becker, MN Pollution Control
              (Northern States Power Company)           8.500   03/01/2019     08/27/2012(A)         63,465
    150,000   Becker, MN Pollution Control
              (Northern States Power Company)           8.500   09/01/2019     08/27/2012(A)        158,663
 58,000,000   Becker, MN Pollution Control
              (Northern States Power Company)           8.500   04/01/2030     08/27/2012(A)     60,357,700
     75,000   MN HFA (Single Family Mtg.)               5.600   07/01/2013     01/24/2012(A)         75,267
    620,000   St. Paul, MN Hsg. & Redevel.
              Authority (559 Capital Blvd./HSJH/
              BLMC/DRH/HESJH Obligated
              Group)                                    5.700   11/01/2015     01/31/2012(A)        620,558
  2,000,000   Winona, MN Health Care Facilities
              (Winona Health Services/Winona
              Senior Services Obligated Group)          6.000   07/01/2026     07/01/2014(A)      2,046,740
                                                                                               ------------
                                                                                                 63,322,393
Mississippi-1.0%
    475,000   Gulfport, MS Hospital Facility
              (Memorial Hospital at Gulfport)           5.750   07/01/2031     01/31/2012(A)        475,295
     55,000   Gulfport, MS Hospital Facility
              (Memorial Hospital at Gulfport)           6.125   07/01/2015     01/31/2012(A)         55,159
    745,000   Gulfport, MS Hospital Facility
              (Memorial Hospital at Gulfport)           6.200   07/01/2018     01/31/2012(A)        746,870
 21,620,000   MS Business Finance Corp. (System
              Energy Resources)                         5.875   04/01/2022     01/31/2012(A)     21,721,614
  8,860,000   MS Business Finance Corp. (System
              Energy Resources)                         5.900   05/01/2022     01/31/2012(A)      8,882,150
    300,000   MS Home Corp. (Single Family Mtg.)        5.300   12/01/2023     04/01/2013(A)        310,047
  2,800,000   MS Home Corp. (Single Family Mtg.)        6.375   12/01/2032     02/01/2012(A)      3,025,736
    105,000   MS Home Corp. (Valley State
              Student Hsg.)                             5.300   12/01/2028     01/09/2027(B)         62,723
     50,000   MS Small Business Enterprise              5.700   12/01/2013     01/31/2012(A)         50,177
     20,000   Tupelo, MS GO                             5.900   08/01/2013     02/01/2012(A)         20,090
  3,000,000   Warren County, MS Environmental
              Improvement (International Paper
              Company)                                  5.850   11/01/2027     11/01/2013(A)      3,033,750
  1,075,000   Warren County, MS Environmental
              Improvement (International Paper
              Company)                                  6.250   09/01/2023     01/31/2012(A)      1,075,989
                                                                                               ------------
                                                                                                 39,459,600
Missouri-1.0%
     15,000  Bates County, MO Hospital (Bates
             County Memorial Hospital)                 5.700    03/01/2026     01/31/2012(A)         15,000
    175,000  Belton, MO Tax Increment (Belton
             Town Center)                              5.000    03/01/2014     09/06/2013(B)        176,887

30 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

 Principal                                                                      Effective
    Amount                                             Coupon     Maturity     Maturity**             Value
-----------                                            -------   ----------   -----------       -----------
Missouri Continued
$   125,000   Belton, MO Tax Increment (Belton
              Town Center)                             5.125%   03/01/2015     03/01/2015       $   126,155
    100,000   Belton, MO Tax Increment (Belton
              Town Center)                             5.250    03/01/2016     03/01/2016           100,363
    630,000   Branson, MO IDA (Branson Hills
              Redevel.)                                6.250    05/01/2013     11/11/2012(B)        638,133
  4,095,000   Hanley/Eager Road, MO
              Transportation Devel. District          10.000    12/01/2033     12/01/2033         4,062,322
  1,100,000   Kansas City, MO Tax Increment
              (Briarcliff West)                        5.150    06/01/2016     08/02/2014(B)      1,106,248
  1,100,000   Kansas City, MO Tax Increment
              (Shoal Creek Parkway)                    5.000    06/01/2021     11/01/2012(A)      1,123,991
  2,100,000   Kansas City, MO Tax Increment
              (Shoal Creek Parkway)                    5.625    06/01/2023     09/01/2014(A)      2,135,574
     15,000   Lees Summit, MO Tax
              (Summitwoods Crossing)                   6.250    05/01/2017     01/31/2012(A)         15,004
    870,000   Maplewood, MO Tax (Maplewood
              South Redevel.)                          5.200    11/01/2022     09/02/2022(B)        801,235
  1,395,000   Meadows, MO Transportation
              Devel. District                          5.400    05/01/2035     05/01/2018(A)      1,445,178
      5,000   MO Environmental Improvement &
              Energy Resources Authority               5.125    01/01/2019     01/31/2012(A)          5,019
     25,000   MO Environmental Improvement &
              Energy Resources Authority               5.450    01/01/2018     01/31/2012(A)         25,064
    240,000   MO Environmental Improvement &
              Energy Resources Authority
              (Missouri-American Water
              Company)                                 5.900    03/01/2030     01/31/2012(A)        240,156
    320,000   MO Environmental Improvement &
              Energy Resources Authority (St.
              Joseph Light & Power)                    5.850    02/01/2013     02/01/2012(A)        325,389
    200,000   MO H&EFA (FHS)                           5.500    02/15/2024     01/31/2012(A)        200,348
 20,000,000   MO H&EFA (SLHS/SLHOKC
              Obligated Group)                         5.500    11/15/2028     11/15/2018(A)     21,906,200
     25,000   MO Monarch-Chesterfield Levee
              District                                 5.750    03/01/2019     01/31/2012(A)         25,088
    200,000   Raymore, MO Tax Increment                5.000    03/01/2012     03/01/2012           195,556
    300,000   Raymore, MO Tax Increment                5.000    03/01/2013     03/01/2013           246,171
    275,000   Raymore, MO Tax Increment                5.125    03/01/2014     03/01/2014           197,205
    230,000   Raymore, MO Tax Increment                5.125    03/01/2015     03/01/2015           141,462
  1,850,000   Richmond Heights, MO Tax
              Increment & Transportation Sales
              Tax                                      5.200    11/01/2021     06/18/2020(B)      1,779,312
     35,000   Sikeston, MO Electric                    5.000    06/01/2022     01/31/2012(A)         35,036
     55,000   St. Charles County, MO IDA
              (Ashwood Apartments)                     5.600    04/01/2030     01/31/2012(A)         55,033
    500,000   St. Joseph, MO IDA (Shoppes at
              North Village)                           5.100    11/01/2019     06/07/2018(B)        499,135
    100,000   St. Louis, MO Airport (Lambert-St.
              Louis International Airport)             6.250    07/01/2029     07/01/2019(A)        109,672

31 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                        Effective
     Amount                                               Coupon     Maturity     Maturity**            Value
-----------                                               -------   ----------  ------------     ------------
Missouri Continued
$   675,000   Strother, MO Interchange
              Transportation Devel. District (Lees
              Summit)                                     5.000%  05/01/2024     08/27/2021(B)    $   590,450
                                                                                                 ------------
                                                                                                   38,322,386
Montana-0.1%
    215,000   Crow, MT Finance Authority
              (Tribal)                                    5.700   10/01/2027     01/31/2012(A)        215,400
    755,000   MT Board of Hsg. (Single Family
              Mtg.)                                       5.750   12/01/2035     12/01/2013(A)        762,980
      5,000   MT Board of Hsg. (Single Family
              Mtg.)                                       6.250   12/01/2020     01/31/2012(A)          5,101
  2,330,000   MT Higher Education Student
              Assistance Corp.                            6.400   12/01/2032     12/01/2032         2,309,962
                                                                                                 ------------
                                                                                                    3,293,443
Multi States-0.6%
 10,000,000   Centerline Equity Issuer Trust(6)           6.000   05/15/2015     04/30/2015(C)     10,829,700
  6,000,000   Munimae TE Bond Subsidiary                  5.125   11/29/2049     09/30/2015(C)      4,980,060
  8,000,000   Munimae TE Bond Subsidiary                  5.300   11/29/2049     09/30/2015(C)      5,600,080
  3,000,000   Munimae TE Bond Subsidiary                  5.500   11/29/2049     09/30/2015(C)      1,920,030
                                                                                                 ------------
                                                                                                   23,329,870
Nebraska-0.0%
  125,000     NE Central Plains Gas Energy                5.000   12/01/2013     12/01/2013           130,208
  750,000     NE Central Plains Gas Energy                5.250   12/01/2018     12/01/2018           764,393
    5,000     NE Investment Finance Authority
              (Multifamily Hsg.)                          6.000   12/01/2015      01/31/2012(A)          5,008
   30,000     NE Investment Finance Authority
              (Multifamily Hsg.)                          6.200   06/01/2028      01/31/2012(A)         30,037
                                                                                                 ------------
                                                                                                      929,646
Nevada-0.2%
    25,000    Clark County, NV Improvement
              District                                    6.250  02/01/2013      02/01/2013            25,530
   400,000    Clark County, NV Industrial Devel.
              (Southwest Gas Corp.)                       5.450  03/01/2038      03/01/2013(C)        418,152
    25,000    Henderson, NV Health Care Facility
              (Catholic Healthcare
              West/Bakersfield Memorial Hospital
              Obligated Group)                            5.625  07/01/2024     07/01/2014(A)          26,361
    50,000    Henderson, NV Redevel. Agency Tax
              Allocation                                  6.900  10/01/2017     10/01/2012(A)          51,069
    25,000    Henderson, NV Redevel. Agency Tax
              Allocation                                  7.200  10/01/2025     10/01/2013(A)          25,207
 1,955,000    Las Vegas, NV Paiute Tribe, Series A        6.125  11/01/2012     11/01/2012          1,890,074
   200,000    Las Vegas, NV Paiute Tribe, Series A        6.625  11/01/2017     12/18/2015(B)         160,838
   100,000    Las Vegas, NV Special Improvement
              District (Sumerlin Village)                 5.375  06/01/2014     06/01/2014            101,728
   250,000    Las Vegas, NV Special Improvement
              District (Sumerlin Village)                 5.500  06/01/2015     06/01/2015            254,265
   290,000    NV Hsg. Division (Multi-Unit Hsg.)          5.900  10/01/2016     02/01/2012(A)         290,600
    15,000    NV Hsg. Division (Single Family Mtg.)       5.650  04/01/2022     01/31/2012(A)          15,013

32 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                     Effective
     Amount                                             Coupon    Maturity     Maturity**               Value
-----------                                             ------  ----------    -----------         -----------
Nevada Continued
$   100,000  Reno, NV Redevel. Agency
             (Downtown Redevel.)                         5.000%  09/01/2017    01/31/2012(A)      $   100,144
    725,000  West Wendover, NV (Recreation
             District)                                   5.375   12/01/2019    01/31/2012(A)          725,740
  1,510,000  West Wendover, NV (Recreation
             District)                                   5.400   12/01/2017    01/31/2012(A)        1,511,978
    710,000  West Wendover, NV (Recreation
             District)                                   5.400   12/01/2021    01/31/2012(A)          710,561
                                                                                                  -----------
                                                                                                    6,307,260
New Hampshire-0.8%
     35,000   NH Business Finance Authority
              (Connecticut Light & Power
              Company)                                   5.850   12/01/2022    01/31/2012(A)           35,225
    300,000   NH Business Finance Authority
              (Pennichuck Water Works)                   6.300   05/01/2022    01/31/2012(A)          300,675
  5,000,000   NH Business Finance Authority
              (United Illuminating Company)              6.875   12/01/2029    02/01/2012(C)        5,024,450
  7,000,000   NH Business Finance Authority
              (United Illuminating Company)              7.125   07/01/2027    02/01/2012(C)        7,030,100
  2,955,000   NH H&EFA (Elliot Hospital/Elliot
              Health System Obligated Group)             5.600   10/01/2022    09/06/2013(A)        3,112,827
 13,430,000   NH H&EFA (MHMH/DHC/CVH
              Obligated Group)                           5.500   08/01/2027    08/01/2012(A)       13,699,272
    130,000   NH HE&HFA (Dartmouth College)              5.550   06/01/2023    01/31/2012(A)          130,192
     60,000   NH HFA (Prescott Hills Apartments)         6.150   07/01/2040    01/31/2012(A)           60,053
    180,000   NH HFA (Single Family Mtg.)                5.200   01/01/2024    07/01/2013(A)          185,675
     10,000   NH HFA (Single Family Mtg.)                5.450   07/01/2021    01/31/2012(A)           10,011
    525,000   NH HFA (Single Family Mtg.)                5.750   01/01/2037    06/05/2013(A)          542,619
     40,000   NH HFA (Single Family Mtg.)                5.850   07/01/2017    01/31/2012(A)           40,101
  1,980,000   NH HFA (Single Family Mtg.)                5.850   01/01/2034    07/01/2013(A)        2,119,570
  1,000,000   NH IDA (Connecticut Light & Power
              Company)                                   5.900   11/01/2016    01/31/2012(A)        1,002,300
     35,000   NH IDA (Connecticut Light & Power
              Company)                                   5.900   08/01/2018    01/31/2012(A)           35,233
                                                                                                  -----------
                                                                                                   33,328,303
New Jersey-3.9%
  3,550,000   NJ EDA (Continental Airlines)              6.625   09/15/2012    09/15/2012           3,603,108
  2,750,000   NJ EDA (Masonic Charity
              Foundation of New Jersey)                  6.000   06/01/2025    06/01/2012(A)        2,808,713
    150,000   NJ EDA (Middlesex Water
              Company)                                   5.200   10/01/2022    01/31/2012(A)          150,231
  2,000,000   NJ EDA (School Facilities
              Construction)                              5.750   09/01/2023    03/01/2021(A)        2,391,520
  2,475,000   NJ Health Care Facilities Financing
              Authority (Deborah Heart & Lung
              Center)                                    6.200   07/01/2013    01/05/2013(B)        2,454,111
  5,000,000   NJ Health Care Facilities Financing
              Authority (Deborah Heart & Lung
              Center)                                    6.300   07/01/2023    05/20/2019(B)        4,525,100

33 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                               Coupon     Maturity      Maturity**            Value
-----------                                               -------   ----------  -------------     ------------
New Jersey Continued
$  1,245,000   NJ Health Care Facilities Financing
               Authority (Jersey Shore University
               Medical Center)                             6.125%   07/01/2012   01/11/2012(A)      $ 1,249,432
   1,345,000   NJ Health Care Facilities Financing
               Authority (Jersey Shore University
               Medical Center)                             6.200    07/01/2013   01/11/2012(A)        1,349,465
   1,430,000   NJ Health Care Facilities Financing
               Authority (Jersey Shore University
               Medical Center)                             6.200    07/01/2014   01/11/2012(A)        1,434,104
     345,000   NJ Health Care Facilities Financing
               Authority (Raritan Bay Medical
               Center)                                     7.250    07/01/2014   07/16/2013(B)          340,760
  13,000,000   NJ Health Care Facilities Financing
               Authority (Trinitas Hospital/Marillac
               Corp. Obligated Group)                      5.250    07/01/2023   07/01/2017(A)       13,223,340
  10,000,000   NJ Health Care Facilities Financing
               Authority (Virtual Health)                  6.000    07/01/2029   01/01/2014(A)       10,427,300
   2,560,000   NJ Higher Education Student
               Assistance Authority (Student
               Loans)                                      6.000    06/01/2015   01/31/2012(A)        2,568,192
   1,150,000   NJ Higher Education Student
               Assistance Authority (Student
               Loans)                                      6.100    06/01/2016   01/31/2012(A)        1,153,554
 104,010,000   NJ Tobacco Settlement Financing
               Corp.                                       4.500    06/01/2023   10/13/2016(B)       98,181,280
   5,000,000   NJ Tobacco Settlement Financing
               Corp.                                       4.625    06/01/2026   12/27/2024(B)        4,224,450
   5,000,000   NJ Transportation Trust Fund
               Authority                                   5.250    06/15/2026   06/15/2021(A)        5,620,050
                                                                                                   ------------
                                                                                                    155,704,710
New Mexico-0.0%
      30,000   Farmington, NM Hospital (San
               Juan Medical Center/Interface, Inc.
               Obligated Group)                            5.000    06/01/2016   01/31/2012(A)           30,048
      20,000   NM Mtg. Finance Authority (Single
               Family Mtg.)                                5.000    09/01/2022   03/01/2012(A)           20,498
     225,000   NM Regional Hsg. Authority
               (Washington Place Apartments)               5.500    08/15/2020   10/31/2017(B)          164,522
                                                                                                   ------------
                                                                                                        215,068
New York-3.2%
   3,000,000   NY Counties Tobacco Trust III               6.000    06/01/2043   04/04/2017(B)        2,610,390
  15,120,000   NY MTA, Series B                            5.000    11/15/2025   11/15/2015(A)       16,555,946
  21,335,000   NY Triborough Bridge & Tunnel
               Authority                                   1.400(5) 11/01/2035   01/06/2012(A)       21,335,000
  15,000,000   NYC GO                                      4.900(5) 12/15/2028   12/15/2013(A)       15,841,500
  13,695,000   NYC Transitional Finance Authority          5.500    11/01/2028   11/01/2015(A)       15,103,942
   4,855,000   Port Authority  NY/NJ (JFK
               International Air Terminal)                 5.750    12/01/2022   05/31/2012(A)        4,854,757
   5,025,000   Port Authority  NY/NJ (JFK
               International Air Terminal)                 5.750    12/01/2025   05/31/2012(A)        5,024,648

34 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                               Coupon     Maturity      Maturity**           Value
-----------                                               -------   ----------    -----------     -----------
New York Continued
$ 40,000,000  Port Authority  NY/NJ (JFK
              International Air Terminal)                6.500%   12/01/2028      12/01/2015(A)   $42,489,200
   2,500,000  Westchester County, NY Tobacco
              Asset Securitization Corp.                 5.125    06/01/2045      09/19/2034(B)     1,770,025
                                                                                                 ------------
                                                                                                  125,585,408
North Carolina-0.0%
      55,000  NC Eastern Municipal Power
              Agency, Series B                           5.500    01/01/2021      01/31/2012(A)        55,166
     245,000  NC Eastern Municipal Power
              Agency, Series B                           5.500    01/01/2021      01/31/2012(A)       245,578
      15,000  NC HFA (Single Family)                     5.350    09/01/2028      01/31/2012(A)        15,008
     410,000  Piedmont Triad, NC Airport
              Authority                                  6.000    07/01/2021      01/31/2012(A)       410,923
                                                                                                 ------------
                                                                                                      726,675
North Dakota-0.0%
     100,000  ND Board of Higher Education
              Student Services Facilities                5.500    08/01/2023      08/01/2015(A)       101,651
Ohio-3.8%
   1,275,000  Adams County, OH Valley Local
              School District                            5.250    12/01/2021      01/31/2012(A)     1,276,862
      70,000  Akron, OH Economic Devel.                  5.000    12/01/2018      01/17/2012(A)        70,158
   1,200,000  Akron, OH Waterworks                       5.625    12/01/2020      01/23/2012(A)     1,204,176
  70,915,000  Buckeye, OH Tobacco Settlement
              Financing Authority (TASC)                 5.125    06/01/2024      04/14/2020(B)    54,096,089
   8,210,000  Buckeye, OH Tobacco Settlement
              Financing Authority (TASC)                 5.375    06/01/2024      04/14/2020(B)     6,420,795
  13,925,000  Buckeye, OH Tobacco Settlement
              Financing Authority (TASC)                 5.875    06/01/2030      02/03/2028(B)    10,339,034
      70,000  Centerville, OH GO                         5.625    12/01/2026      06/01/2012(A)        71,195
      55,000  Cleveland, OH Rock Glen Hsg.
              Assistance Corp. (Ambleside
              Apartments)                                7.000    06/01/2018      01/31/2012(A)        55,026
     795,000  Cleveland-Cuyahoga County, OH
              Port Authority (Cleveland Christian
              Home)                                      5.250    11/15/2015      03/12/2014(B)       784,697
   1,535,000  Cleveland-Cuyahoga County, OH
              Port Authority (Port Cleveland)            5.375    05/15/2018      07/23/2015(B)     1,507,339
     330,000  Cleveland-Cuyahoga County, OH
              Port Authority (Universal Heat
              Treating)                                  6.500    11/15/2014      01/31/2012(A)       330,165
   2,265,000  Cuyahoga County, OH Hospital
              (University Hospitals Health System)       5.500    01/15/2012      01/15/2012        2,268,737
  47,750,000  Cuyahoga County, OH Hospital
              Facilities (CSAHS-UHHS-
              Cuyahoga/Canton Obligated Group)           7.500    01/01/2030      06/26/2012(A)    48,005,940
   1,300,000  Dayton-Montgomery County, OH
              Port Authority (Dayton Regional
              Bond Fund-Maverick)                        5.125    05/15/2022      10/31/2017(B)     1,282,450
   1,920,000  Dublin, OH Industrial Devel. (Dublin
              Health Care Corp.)                         7.500    12/01/2016      01/21/2015(B)     1,864,032

35 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                               Coupon     Maturity      Maturity**            Value
-----------                                               ------    ---------    ------------      -----------
Ohio Continued
$   100,000   Franklin County, OH Mtg. (Gateway
              Apartment Homes)                             5.800%  12/20/2028     12/20/2012(A)    $   102,080
  1,215,000   Grove City, OH Tax Increment
              Financing                                    5.125   12/01/2016     01/06/2015(B)      1,243,553
     15,000   Lake County, OH Sewer District
              Improvements                                 5.850   12/01/2016     01/31/2012(A)         15,059
    330,000   Lorain County, OH Elderly Hsg. Corp.
              (Harr Plaza)                                 6.375   07/15/2019     01/31/2012(A)        330,003
     30,000   Lorain County, OH Health Care
              Facilities (Kendal at Oberlin)               5.375   02/01/2012     02/01/2012            30,068
    650,000   Lucas County, OH GO                          6.500   12/01/2016     01/31/2012(A)        653,211
     35,000   OH Air Quality Devel. Authority
              (First Energy Solutions Corp.)               7.250   11/01/2032     11/01/2012(C)         36,560
     40,000   OH Capital Corp. for Hsg. (The
              Conifers)                                    6.300   06/01/2028     01/31/2012(A)         40,050
    460,000   OH Economic Devel. (Astro
              Instrumentation)                             5.450   06/01/2022     06/01/2012(A)        472,747
     35,000   OH HFA                                       5.250   09/01/2030     01/31/2012(A)         35,014
     30,000   OH Sewage & Solid Waste Disposal
              (Anheuser Busch)                             6.000   07/01/2035     01/31/2012(A)         30,029
     15,000   Pike County, OH Hospital Facilities
              (Pike Health Services)                       6.750   07/01/2017     12/13/2014(B)         14,312
  1,900,000   Port of Greater Cincinnati, OH Devel.
              Authority (Public Parking
              Infrastructure)(4)                           6.300   02/15/2024     01/07/2019(B)      1,235,057
  1,950,000   Port of Greater Cincinnati, OH Devel.
              Authority (Public Parking
              Infrastructure)(4)                           6.400   02/15/2034     02/27/2030(B)      1,162,629
    215,000   Scioto County, OH Marine Terminal
              Facility (Norfolk & Western Railway
              Company)                                     5.300   08/15/2013     01/31/2012(A)        215,587
  3,385,000   Toledo-Lucas County, OH Port
              Authority (Bax Global)                       6.250   11/01/2013     05/02/2013(B)      3,376,538
    420,000   Toledo-Lucas County, OH Port
              Authority (Creekside Devel.
              Company)                                     6.600   11/15/2015     10/26/2012(A)        420,857
 10,760,000   Toledo-Lucas County, OH Port
              Authority (Crocker Park)                     5.250   12/01/2023     11/02/2015(A)     10,869,429
     10,000   Toledo-Lucas County, OH Port
              Authority (Northwest Ohio)                   5.400   05/15/2019     01/23/2012(A)          9,250
    340,000   Toledo-Lucas County, OH Port
              Authority (Woodsage Properties)              5.400   05/15/2014     05/24/2013(B)        335,787
     90,000   Wadsworth, OH Hsg. Devel. Corp.
              (Medina Hsg.)                                6.200   03/01/2020     05/21/2017(B)         83,092
                                                                                                   -----------
                                                                                                   150,287,607
Oklahoma-0.0%
     85,000   Cherokee County, OK EDA (NSU
              Student Hsg.)                                5.250   12/01/2034     06/04/2030(B)         83,881
     15,000   OK HFA (Single Family
              Homeownership Loan Program)                  5.400   09/01/2022     03/01/2012(A)         15,031

36 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                               Coupon     Maturity      Maturity**            Value
-----------                                               -------   ----------    -----------      -----------
Oklahoma Continued
$    70,000   OK HFA (Single Family
              Homeownership Loan Program)                 5.500%   09/01/2028     03/01/2012(A)    $    70,093
     25,000   OK HFA (Single Family Mtg.)                 5.250    03/01/2022     03/01/2012(A)         25,820
     30,000   OK HFA (Single Family Mtg.)                 5.400    09/01/2029     03/01/2012(A)         30,251
  1,445,000   Oklahoma County, OK HFA (Single
              Family Mtg.)                                6.600    10/01/2035     02/01/2012(A)      1,554,603
                                                                                                   -----------
                                                                                                     1,779,679
Oregon-0.0%
     20,000   Klamath Falls, OR Airport                   5.500    07/01/2016     01/31/2012(A)         20,080
     25,000   Newberg, OR Public Safety                   5.250    12/01/2012     01/31/2012(A)         25,102
     75,000   Northern Wasco County, OR
              People's Utility District (Bonneville
              Power Administration)                       5.200    12/01/2024     01/31/2012(A)         77,207
     15,000   OR Alternate Energy                         5.400    07/01/2016     01/31/2012(A)         15,060
    110,000   OR Economic Devel. (Georgia-Pacific
              Corp.)                                      6.350    08/01/2025     02/01/2012(A)        110,075
     20,000   OR GO                                       5.375    08/01/2028     02/01/2012(A)         20,009
     40,000   OR GO (Elderly & Disabled Hsg.)             5.450    08/01/2012     02/01/2012(A)         40,159
     30,000   OR GO (Elderly & Disabled Hsg.)             5.450    08/01/2013     02/01/2012(A)         30,107
     65,000   OR GO (Elderly & Disabled Hsg.)             5.550    08/01/2016     02/01/2012(A)         65,110
     20,000   OR GO (Elderly & Disabled Hsg.)             5.600    08/01/2019     02/01/2012(A)         20,028
     40,000   OR GO (Elderly & Disabled Hsg.)             5.650    08/01/2026     02/01/2012(A)         40,032
     35,000   OR GO (Elderly & Disabled Hsg.)             5.700    08/01/2016     02/01/2012(A)         35,064
     15,000   OR GO (Elderly & Disabled Hsg.)             6.200    08/01/2020     02/01/2012(A)         15,026
     40,000   OR GO (Elderly & Disabled Hsg.)             6.300    08/01/2026     02/01/2012(A)         40,052
     15,000   OR Health & Science University              5.250    07/01/2015     01/31/2012(A)         15,042
     20,000   OR Hsg. & Community Services
              Dept. (Single Family Mtg.), Series F        5.250    07/01/2022     01/31/2012(A)         20,552
     45,000   Port of Portland, OR Airport
              (Portland International Airport)            5.500    07/01/2018     01/31/2012(A)         45,095
     40,000   Port Umatilla, OR Water                     6.450    08/01/2014     02/01/2012(A)         40,148
  1,000,000   Western Generation, OR Agency
              Cogeneration (Wauna
              Cogeneration)                               5.000    01/01/2016     03/25/2015(B)        969,530
                                                                                                    ----------
                                                                                                     1,643,478
Pennsylvania-5.4%
    185,000   Allegheny County, PA HDA
              (Catholic Health East)                      5.375    11/15/2022     11/15/2012(A)        187,720
  2,305,000   Allegheny County, PA Redevel.
              Authority (Pittsburgh Mills)                5.100    07/01/2014     07/22/2013(B)      2,375,003
  5,165,000   Allegheny County, PA Redevel.
              Authority (Robinson Mall)                   7.000    11/01/2017     01/31/2012(A)      5,173,057
  1,330,000   Bucks County, PA IDA (School Lane
              Foundation)                                 4.600    03/15/2017     11/01/2014(B)      1,333,578
 11,895,000   Chester County, PA H&EFA (Chester
              County Hospital)                            5.875    07/01/2016     01/31/2012(A)     11,941,391
    800,000   Chester County, PA H&EFA (Chester
              County Hospital)                            6.750    07/01/2021     07/01/2012(A)        801,832

37 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                        Effective
     Amount                                              Coupon     Maturity      Maturity**            Value
-----------                                             -------   ----------   -------------      -----------
Pennsylvania Continued
$ 2,305,000   Cumberland County, PA Municipal
              Authority (Diakon Lutheran Social
              Ministries)                                6.250%   01/01/2024     01/01/2019(A)    $ 2,503,207
    220,000   Delaware River Port Authority PA/NJ        5.625    01/01/2026     01/31/2012(A)        220,370
     40,000   Delaware River Port Authority PA/NJ        5.700    01/01/2023     01/31/2012(A)         40,093
     50,000   Derry Township, PA Municipal
              Authority                                  4.900    12/01/2015     01/31/2012(A)         50,157
    195,000   Erie, PA Higher Education Building
              Authority (Gannon University)              5.200    07/15/2016     01/31/2012(A)        195,392
  5,500,000   Lehigh Northampton, PA Airport
              Authority                                  6.000    05/15/2025     01/31/2012(A)      5,504,840
 35,000,000   Montgomery County, PA IDA(1)               5.750    08/01/2030     03/03/2019(A)     40,991,650
 30,485,000   PA EDFA (Albert Einstein
              Healthcare)                                6.250    10/15/2023     02/25/2019(A)     32,912,216
    985,000   PA EDFA (Amtrak)                           6.375    11/01/2041     05/01/2012(A)        991,343
 12,300,000   PA EDFA (National Gypsum
              Company)                                   6.125    11/01/2027     11/01/2027        10,493,007
  8,120,000   PA EDFA (National Gypsum
              Company)                                   6.250    11/01/2027     11/01/2027         7,018,766
    500,000   PA EDFA (Northampton
              Generating)(4)                             6.500    01/01/2013     08/28/2012(B)        300,050
  1,390,000   PA HEFA (California University of
              Pennsylvania Student Assoc.)               6.750    09/01/2020     01/31/2012(A)      1,406,124
  8,565,000   PA HEFA (MCP/HUHS/AUS
              Obligated Group)                           5.875    11/15/2016     12/28/2014(B)      8,551,810
 10,300,000   PA HEFA (MCP/HUHS/AUS
              Obligated Group)                           5.875    11/15/2016     09/17/2014(B)     10,284,138
     25,000   PA HEFA (University of the Arts)           5.500    03/15/2020     01/31/2012(A)         25,012
  4,000,000   PA IDA (Economic Devel.)                   5.500    07/01/2016     07/01/2012(A)      4,133,160
 19,825,000   Philadelphia, PA H&HEFA (Temple
              University Hospital)                       6.625    11/15/2023     01/31/2012(A)     19,829,758
 36,210,000   Philadelphia, PA Redevel. Authority
              (Neighborhood Transformation)              5.300    04/15/2026     04/15/2012(A)     36,464,918
  3,505,000   Philadelphia, PA Redevel. Authority
              (Neighborhood Transformation)              5.500    04/15/2020     04/15/2012(A)      3,543,941
     65,000   Pittsburgh, PA Urban Redevel.
              Authority, Series C                        5.600    04/01/2020     01/31/2012(A)         65,082
  6,705,000   Reading, PA GO                             5.625    11/15/2020     03/26/2017(B)      6,807,452
  2,455,000   South Fork, PA Municipal Authority
              (Good Samaritan Medical Center of
              Johnstown)                                 5.375    07/01/2016     01/31/2012(A)      2,461,236
     50,000   Washington County, PA Authority
              (Girard College)                           5.000    05/15/2018     01/31/2012(A)         50,146
                                                                                                  -----------
                                                                                                  216,656,449
Rhode Island-1.7%
  1,420,000   Central Falls, RI Detention Facility       6.750    01/15/2013     07/20/2012(B)      1,398,558
     25,000   Providence, RI Public Building
              Authority, Series B                        5.500    12/15/2014     01/31/2012(A)         25,066
    740,000   RI Clean Water Finance Agency
              (Triton Ocean)                             5.800    09/01/2022     01/31/2012(A)        740,725

38 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                        Effective
     Amount                                              Coupon     Maturity      Maturity**            Value
-----------                                             -------   ----------   -------------      -----------
Rhode Island Continued
$   140,000   RI Health & Educational Building
              Corp. (Johnson & Wales University)         6.100%   04/01/2026     04/01/2012(A)    $   140,032
    225,000   RI Health & Educational Building
              Corp. (Lifespan)                           5.250    05/15/2026     01/31/2012(A)        225,115
  4,055,000   RI Health & Educational Building
              Corp. (RIH/MHF/TMH/RIHF
              Obligated Group)                           5.750    05/15/2023     01/31/2012(A)      4,060,515
     20,000   RI Hsg. & Mtg. Finance Corp.
              (Homeownership Opportunity)                5.200    04/01/2019     01/31/2012(A)         20,021
     20,000   RI Hsg. & Mtg. Finance Corp.
              (Homeownership Opportunity)                5.400    10/01/2026     01/31/2012(A)         20,833
    145,000   RI Hsg. & Mtg. Finance Corp.
              (Homeownership Opportunity)                6.500    04/01/2027     01/31/2012(A)        145,254
     25,000   RI Hsg. & Mtg. Finance Corp. (Rental
              Hsg.)                                      5.375    04/01/2024     10/01/2012(A)         25,134
 10,045,000   RI Student Loan Authority(1)               6.000    12/01/2023     12/10/2012(A)     10,061,432
 14,220,000   RI Tobacco Settlement Financing
              Corp. (TASC)                               6.250    06/01/2042     11/21/2028(B)     13,888,247
 10,155,000   RI Tobacco Settlement Financing
              Corp. (TASC), Series A                     6.000    06/01/2023     06/01/2012(A)     10,204,353
 24,490,000   RI Tobacco Settlement Financing
              Corp. (TASC), Series A                     6.125    06/01/2032     06/01/2012(A)     24,495,143
    500,000   Woonsocket, RI GO                          6.000    10/01/2018     10/01/2018           495,605
                                                                                                  -----------
                                                                                                   65,946,033
South Carolina-1.1%
    560,000   Allendale County, SC School
              District Energy Savings Special
              Obligation                                 7.000    12/01/2013     03/10/2013(B)        581,106
    110,000   Georgetown County, SC
              Environmental Improvement
              (International Paper Company)              5.700    10/01/2021     01/31/2012(A)        110,054
    250,000   Greenville County, SC Airport
              (Donaldson Industrial Air Park)            6.125    10/01/2017     05/26/2015(B)        248,100
 12,860,000   Greenville, SC Hospital System (GHS
              Partners in Health)                        5.500    05/01/2026     05/01/2012(A)     13,025,251
  3,260,000   Greenwood County, SC Hospital
              (Self Regional Healthcare)                 5.500    10/01/2021     01/31/2012(A)      3,265,509
    250,000   Greenwood County, SC Hospital
              (Self Regional Healthcare)                 5.500    10/01/2026     01/31/2012(A)        250,215
    100,000   Greenwood County, SC Hospital
              (Self Regional Healthcare)                 5.500    10/01/2031     01/31/2012(A)        100,116
    210,000   Lee County, SC School Facilities,
              Series 2006                                6.000    12/01/2019     12/01/2017(A)        232,636
    270,000   Lee County, SC School Facilities,
              Series 2006                                6.000    12/01/2027     12/01/2017(A)        281,710
  2,110,000   Lexington, SC One School Facilities
              Corp. (Lexington County School
              District No. 1)                            5.250    12/01/2024     12/01/2015(A)      2,356,089
  2,340,000   Lexington, SC One School Facilities
              Corp. (Lexington County School
              District No. 1)                            5.250    12/01/2026     12/01/2015(A)      2,593,375

39 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                      Effective
     Amount                                            Coupon      Maturity     Maturity**            Value
-----------                                            ------    ----------    -----------       ----------
South Carolina Continued
$ 9,955,000   Richland County, SC Environmental
              Improvement (International Paper
              Company)                                  6.100%   04/01/2023     04/01/2013(A)    $10,241,505
  1,735,000   SC Connector 2000 Assoc. Toll Road,
              Series B                                  5.604(3) 01/01/2021     01/01/2021           234,225
    720,000   SC Connector 2000 Assoc. Toll Road,
              Series B                                  5.702(3) 01/01/2026     01/01/2026            73,138
     30,000   SC Educational Facilities Authority
              (Southern Wesleyan University)            5.850    03/01/2016     01/31/2012(A)         30,029
    100,000   SC Educational Facilities Authority
              (Southern Wesleyan University)            6.000    03/01/2023     01/31/2012(A)        100,011
     15,000   SC Hsg. Finance & Devel. Authority        5.950    07/01/2029     01/31/2012(A)         15,013
     80,000   SC Hsg. Finance & Devel. Authority,
              Series A                                  5.400    07/01/2021     01/31/2012(A)         80,098
     10,000   SC Hsg. Finance & Devel. Authority,
              Series A-2                                5.300    07/01/2019     01/31/2012(A)         10,012
  6,170,000   SC Jobs EDA (Bon Secours)                 5.625    11/15/2030     11/15/2012(A)      6,187,276
  5,220,000   SC Tobacco Settlement
              Management Authority                      5.000    06/01/2018     01/31/2012(A)      5,225,951
                                                                                                ------------
                                                                                                  45,241,419
South Dakota-0.6%
  8,430,000   SD Education Loans                        5.600    06/01/2020     06/01/2020         6,409,160
 15,200,000   SD Educational Enhancement
              Funding Corp. Tobacco Settlement          6.500    06/01/2032     06/01/2012(A)     15,504,912
     60,000   SD H&EFA (Sanford Medical Center)         5.375    11/01/2024     01/31/2012(A)         61,191
    610,000   SD Hsg. Devel. Authority
              (Homeownership)                           5.375    05/01/2018     01/31/2012(A)        623,737
      5,000   SD Hsg. Devel. Authority
              (Homeownership)                           5.375    05/01/2018     01/31/2012(A)          5,040
    685,000   SD Hsg. Devel. Authority
              (Homeownership)                           5.750    05/01/2031     07/04/2012(A)        716,284
     40,000   Sioux Falls, SD Health Facilities
              (Evangelical Lutheran Good
              Samaritan Society)                        5.350    06/01/2023     01/31/2012(A)         40,031
                                                                                                ------------
                                                                                                  23,360,355
Tennessee-1.4%
     10,000   Blount County, TN Hospital,
              Series B                                  5.125    07/01/2019     01/31/2012(A)         10,010
     50,000   Columbia, TN Electric System              5.625    09/01/2017     01/31/2012(A)         50,216
  2,435,000   Knox County, TN HE&HF (Baptist
              Health System of East
              Tennessee/Baptist Hospital of East
              Tennessee Obligated Group)                6.375    04/15/2022     04/15/2012(A)      2,503,058
  1,860,000   TN Energy Acquisition Gas Corp.           5.000    02/01/2021     02/01/2021         1,851,518
 19,530,000   TN Energy Acquisition Gas Corp.           5.000    02/01/2023     02/01/2023        19,264,783
 10,000,000   TN Energy Acquisition Gas Corp.           5.250    09/01/2019     09/01/2019        10,144,000
  5,000,000   TN Energy Acquisition Gas Corp.           5.250    09/01/2020     09/01/2020         5,061,400
  3,000,000   TN Energy Acquisition Gas Corp.           5.250    09/01/2021     09/01/2021         3,017,070
 12,235,000   TN Energy Acquisition Gas Corp.           5.250    09/01/2024     09/01/2024        12,207,594
                                                                                                ------------
                                                                                                  54,109,649

40 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                               Coupon      Maturity     Maturity**            Value
-----------                                              -------    ----------  -------------     ------------
Texas-6.8%
 $   605,000   Austin, TX Utility System                 6.730%(3) 11/15/2014     05/15/2012(A)    $   503,221
      55,000   Bexar County, TX HFC (American
               Opportunity Hsg.-Cinnamon Creek)           5.750    12/01/2013     12/01/2012(A)         57,867
     115,000   Bexar County, TX HFC (Doral Club)          8.750    10/01/2036     11/02/2028(B)         79,801
     460,000   Bexar County, TX HFC (Perrin
               Square)                                    6.550    12/20/2034     01/31/2012(A)        483,653
   5,450,000   Brazos River Authority, TX
               (Centerpoint Energy)                       5.375    04/01/2019     01/31/2012(A)      5,457,412
     150,000   Brazos River Authority, TX Pollution
               Control (TXU Energy Company)               6.750    10/01/2038     10/01/2038            28,541
   5,000,000   Brazos River, TX Harbor Navigation
               District (Dow Chemical Company)            5.700    05/15/2033     05/15/2012(C)      5,075,800
  20,000,000   Brazos River, TX Harbor Navigation
               District (Dow Chemical Company)            6.250    05/15/2033     06/15/2012(C)     20,421,000
     290,000   Brazos River, TX Harbor Navigation
               District (Dow Chemical Company)            6.625    05/15/2033     05/15/2013(A)        293,628
      75,000   Cass County, TX IDC (International
               Paper Company)                             6.000    09/01/2025     09/01/2012(A)         75,851
     285,000   Cass County, TX IDC (International
               Paper Company)                             6.600    03/15/2024     03/15/2012(A)        286,699
     400,000   Clifton, TX Higher Education Finance
               Corp. (Tejano Center Community
               Concerns)                                  7.750    02/15/2018     01/31/2016(B)        435,504
      60,000   Collin County, TX HFC (Community
               College District Foundation)               5.250    06/01/2023     07/08/2021(B)         47,032
      10,000   Corpus Christi, TX General Airport         5.500    02/15/2017     02/15/2012(A)         10,041
     100,000   Corpus Christi, TX General Airport         5.625    02/15/2019     02/15/2012(A)        100,373
   3,380,000   Dallas-Fort Worth, TX International
               Airport                                    5.500    11/01/2020     01/31/2012(A)      3,388,856
   1,010,000   Dallas-Fort Worth, TX International
               Airport                                    5.500    01/15/2021     01/31/2012(A)      1,012,131
  12,735,000   Dallas-Fort Worth, TX International
               Airport                                    5.500    11/01/2021     01/31/2012(A)     12,763,908
      95,000   Dallas-Fort Worth, TX International
               Airport                                    5.500    11/01/2031     01/31/2012(A)         95,046
      55,000   Dallas-Fort Worth, TX International
               Airport                                    5.500    11/01/2035     01/31/2012(A)         55,021
     110,000   Dallas-Fort Worth, TX International
               Airport                                    5.750    11/01/2030     01/31/2012(A)        110,166
   9,230,000   Dallas-Fort Worth, TX International
               Airport                                    6.000    11/01/2023     01/31/2012(A)      9,264,705
   7,860,000   Dallas-Fort Worth, TX International
               Airport                                    6.000    11/01/2024     01/31/2012(A)      7,896,628
     150,000   Dallas-Fort Worth, TX International
               Airport                                    6.000    11/01/2028     01/31/2012(A)        150,284
   3,945,000   Dallas-Fort Worth, TX International
               Airport                                    6.000    11/01/2032     01/31/2012(A)      3,951,115
   5,465,000   Dallas-Fort Worth, TX International
               Airport                                    6.100    11/01/2019     01/31/2012(A)      5,482,761
      50,000   Dallas-Fort Worth, TX International
               Airport                                    6.125    11/01/2035     01/31/2012(A)         50,076

41 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                               Coupon     Maturity      Maturity**            Value
-----------                                               ------   ----------   -------------     ------------
Texas Continued
 $ 7,595,000   Dallas-Fort Worth, TX International
               Airport                                     6.250%  11/01/2028     01/31/2012(A)    $ 7,625,152
   9,420,000   Dallas-Fort Worth, TX International
               Airport                                     6.250   11/01/2028     01/31/2012(A)      9,457,397
     150,000   El Paso County, TX HFC (American
               Village Communities), Series A              6.250   12/01/2020     11/23/2012(A)        151,524
     440,000   Gonzales, TX Healthcare System              5.500   08/15/2019     01/31/2012(A)        440,779
   1,390,000   Grand Prairie, TX Metropolitan
               Utility & Reclamation District              6.500   04/01/2012     01/31/2012(A)      1,392,961
   4,660,000   Gulf Coast, TX IDA (Citgo Petroleum
               Corp.)                                      7.500   05/01/2025     10/01/2012(C)      4,729,993
     110,000   Gulf Coast, TX IDA (Valero Energy
               Corp.)                                      5.600   12/01/2031     12/01/2031           108,308
     340,000   Gulf Coast, TX IDA Solid Waste
               (Citgo Petroleum Corp.)                     8.000   04/01/2028     04/01/2012(A)        341,027
  13,815,000   Gulf Coast, TX Waste Disposal
               Authority (International Paper
               Company)                                    6.100   08/01/2024     08/01/2012(A)     14,130,949
      60,000   Gulf Coast, TX Waste Disposal
               Authority (Valero Energy Corp.)             5.600   04/01/2032     04/01/2032            59,158
     930,000   Gulf Coast, TX Waste Disposal
               Authority (Valero Energy Corp.)             6.650   04/01/2032     04/01/2012(A)        932,613
  12,470,000   Harris County, TX HFDC (St. Luke's
               Episcopal Hospital)                         6.750   02/15/2021     01/31/2012(A)     15,196,067
      40,000   Harris County, TX Municipal Utility
               District No. 304                            5.300   09/01/2013     01/31/2012(A)         40,052
   2,055,000   Harris County-Houston, TX Sports
               Authority                                   5.750   11/15/2019     01/31/2012(A)      2,055,760
     990,000   Houston, TX Airport Special
               Facilities (Continental Airlines)           5.500   07/15/2017     01/31/2012(A)        992,693
   3,560,000   Houston, TX Airport Special
               Facilities (Continental Airlines)           6.125   07/15/2017     03/16/2015(B)      3,476,020
   3,000,000   Houston, TX Airport System                  5.000   07/01/2026     07/01/2021(A)      3,329,100
     200,000   Houston, TX Airport System                  5.500   07/01/2017     01/31/2012(A)        200,600
      50,000   Houston, TX Airport System                  5.625   07/01/2030     01/31/2012(A)         50,037
      10,000   Houston, TX Airport System (People
               Mover)                                      5.375   07/15/2012     01/31/2012(A)         10,024
      45,000   Houston, TX Airport System, Series A        5.000   07/01/2028     01/31/2012(A)         45,016
     515,000   Houston, TX HFC (Single Family
               Mtg.)                                       6.750   06/01/2033     04/15/2012(A)        533,458
   1,000,000   Houston, TX Higher Education
               Finance Corp. (Cosmos Foundation)           5.875   05/15/2021     05/15/2021         1,081,110
   1,435,000   Houston, TX Hsg. Corp. (6800 Long
               Drive Apartments)                           6.625   02/01/2020     02/01/2012(A)      1,437,353
      30,000   Lewisville, TX HFC (Lewisville
               Limited)                                    5.500   06/01/2017     01/31/2012(A)         30,046
      90,000   Lewisville, TX HFC (Lewisville
               Limited)                                    5.600   12/01/2029     01/31/2012(A)         90,049
      60,000   Lubbock, TX HFC (Las Colinas Quail
               Creek Apartments)                           6.750   07/01/2012     05/26/2012(B)         59,574

42 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                               Coupon     Maturity      Maturity**            Value
-----------                                               ------    ----------  -------------     ------------
Texas Continued
$    50,000   Matagorda County, TX Navigation
              District (Centerpoint Energy)                5.250%   11/01/2029     11/01/2029       $    49,370
     70,000   Matagorda County, TX Navigation
              District (Reliant Energy)                    5.950    05/01/2030     01/31/2012(A)         70,055
 23,255,000   McLennan County, TX Public Facility
              Corp.                                        6.625    06/01/2035     11/04/2014(A)     25,170,282
    860,000   Midland County, TX Hospital
              District                                     5.375    06/01/2016     01/31/2012(A)        861,901
  1,700,000   Mission, TX EDC (Allied Waste
              Industries)                                  5.200    04/01/2018     04/01/2012(A)      1,709,588
 16,000,000   Mission, TX EDC (Waste
              Management)                                  6.000    08/01/2020     08/01/2013(C)     17,054,240
     50,000   Montgomery County, TX Municipal
              Utility District No. 40 (Waterworks &
              Sewer)                                       5.000    03/01/2019     01/31/2012(A)         50,116
     80,000   North Central Texas HFDC
              (Children's Medical Center)                  6.000    08/15/2016     01/31/2012(A)         80,260
    100,000   North Channel, TX Water Authority
              System                                       5.000    07/10/2015     01/31/2012(A)        100,163
    590,000   Permian Basin, TX HFC (Single Family
              Mtg.)                                        5.650    01/01/2038     11/01/2014(A)        622,668
     70,000   Permian Basin, TX HFC (Single Family
              Mtg.)                                        5.750    01/01/2038     07/01/2016(A)         74,159
    620,000   Sabine, TX River Authority Pollution
              Control (TXU Electric Company)               6.450    06/01/2021     06/01/2021           118,011
     40,000   Southlake Parks, TX Devel. Corp.             5.375    08/15/2021     01/31/2012(A)         40,130
  4,030,000   Texas City, TX Industrial Devel. Corp.
              (BP Pipeline-North America)                  7.375    10/01/2020     10/01/2020         5,292,680
    235,000   Trinity, TX River Authority (TXU
              Energy Company)                              6.250    05/01/2028     05/01/2028            42,361
     70,000   TX Dept. of Hsg. & Community
              Affairs (Pebble Brook Apartments)            5.550    12/01/2024     02/01/2012(A)         70,097
     55,000   TX Dept. of Hsg. & Community
              Affairs (Pebble Brook Apartments)            5.600    12/01/2030     02/01/2012(A)         55,034
    105,000   TX Dormitory Finance Authority
              (Temple Junior College Foundation)           5.875    09/01/2022     04/18/2019(B)         66,857
    100,000   TX GO (Water Financial Assistance)           5.250    08/01/2022     02/01/2012(A)        100,339
     50,000   TX GO (Water Financial Assistance)           5.750    08/01/2031     02/01/2012(A)         50,190
    100,000   TX Lower Colorado River Authority            5.500    05/15/2021     01/31/2012(A)        100,361
  1,405,000   TX Multifamily Hsg. Revenue Bond
              Pass-Through Certificates (Skyway
              Villas)                                      5.950    11/01/2034     06/01/2012(A)      1,408,077
  3,415,000   TX Municipal Gas Acquisition &
              Supply Corp.                                 5.250    12/15/2023     12/15/2023         3,423,025
 61,135,000   TX Municipal Gas Acquisition &
              Supply Corp.                                 6.250    12/15/2026     08/04/2023(B)     66,576,626
  2,360,000   TX SA Energy Acquisition Public
              Facility Corp. (Gas Supply)                  5.500    08/01/2021     08/01/2021         2,455,486
     25,000   TX Water Devel. Board                        5.250    07/15/2015     01/31/2012(A)         25,100
     25,000   TX Water Devel. Board (State
              Revolving Fund)                              5.375    07/15/2016     01/31/2012(A)         25,103

43 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                      Effective
     Amount                                            Coupon     Maturity      Maturity**            Value
-----------                                            ------    ----------  -------------     ------------
Texas Continued
$    60,000   Washington County, TX HFDC
              (Trinity Community Medical Center
              of Brenham/Trinity Care Center
              Obligated Group)                         5.750%   06/01/2024     07/12/2022(B)    $    57,958
     50,000   Ysleta, TX Independent School
              District                                 5.375    11/15/2024     05/15/2012(A)         50,757
                                                                                               ------------
                                                                                                271,374,934
U.S. Possessions-11.5%
  2,700,000   Guam Education Financing
              Foundation COP (Guam Public
              School Facilities)                       4.500    10/01/2026     10/01/2026         2,393,037
  1,000,000   Guam International Airport
              Authority                                5.250    10/01/2022     01/31/2012(A)      1,001,310
     20,000   Guam International Airport
              Authority                                5.375    10/01/2017     10/01/2013(A)         20,762
     50,000   Guam Power Authority, Series A           5.250    10/01/2023     09/02/2019(B)         49,324
  1,025,000   Puerto Rico Children's Trust Fund
              (TASC)                                   5.375    05/15/2033     11/23/2016(B)        966,565
  9,800,000   Puerto Rico Commonwealth GO              4.750    12/01/2015     12/01/2012(A)     10,092,824
  8,500,000   Puerto Rico Commonwealth GO              5.250    07/01/2024     07/01/2016(A)      8,771,235
  2,330,000   Puerto Rico Commonwealth GO              5.250    07/01/2026     07/01/2016(A)      2,388,576
  5,685,000   Puerto Rico Commonwealth GO              5.250    07/01/2034     07/01/2017(A)      5,759,474
  3,355,000   Puerto Rico Commonwealth GO              5.500    07/01/2017     07/01/2017         3,753,171
  1,000,000   Puerto Rico Commonwealth GO              5.500    07/01/2017     07/01/2017         1,118,680
  9,575,000   Puerto Rico Commonwealth GO              5.500    07/01/2017     07/01/2017        10,711,361
  2,635,000   Puerto Rico Commonwealth GO              5.625    07/01/2032     07/01/2016(A)      2,704,406
  1,430,000   Puerto Rico Commonwealth GO              5.625    07/01/2033     07/01/2016(A)      1,467,666
  1,125,000   Puerto Rico Commonwealth GO              6.000    07/01/2027     07/01/2018(A)      1,211,670
 51,665,000   Puerto Rico Commonwealth GO              6.000    07/01/2029     07/01/2016(A)     54,802,615
 10,000,000   Puerto Rico Commonwealth GO              6.500    07/01/2037     07/01/2019(A)     11,063,800
 56,565,000   Puerto Rico Electric Power
              Authority, Series CCC                    5.250    07/01/2026     07/01/2015(A)     58,285,707
 13,025,000   Puerto Rico Electric Power
              Authority, Series CCC                    5.250    07/01/2028     07/01/2020(A)     13,770,160
  1,000,000   Puerto Rico Highway &
              Transportation Authority                 5.000    07/01/2018     07/01/2012(A)      1,012,820
  1,340,000   Puerto Rico Highway &
              Transportation Authority, Series G       5.250    07/01/2019     07/01/2013(A)      1,437,378
    675,000   Puerto Rico Highway &
              Transportation Authority, Series G       5.250    07/01/2019     07/01/2013(A)        698,720
  1,045,000   Puerto Rico Highway &
              Transportation Authority, Series N       5.500    07/01/2021     07/01/2021         1,161,361
  6,720,000   Puerto Rico Highway &
              Transportation Authority, Series Y       6.250    07/01/2021     07/15/2020(B)      7,898,621
     75,000   Puerto Rico Industrial Devel.
              Company, Series B                        5.375    07/01/2016     01/31/2012(A)         75,147
  1,000,000   Puerto Rico Industrial Devel.
              Company, Series B                        5.375    07/01/2016     01/31/2012(A)      1,003,810
  8,440,000   Puerto Rico Infrastructure               5.500    07/01/2020     07/01/2020         9,389,922
  3,115,000   Puerto Rico Infrastructure               5.500    07/01/2021     07/01/2021         3,448,897

44 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                    Effective
     Amount                                           Coupon     Maturity     Maturity**             Value
-----------                                           ------    ----------  ------------      ------------
U.S. Possessions Continued
$ 4,670,000   Puerto Rico Infrastructure               5.500%  07/01/2022     07/01/2022       $ 5,145,826
  1,140,000   Puerto Rico Infrastructure               5.500   07/01/2023     07/01/2023         1,249,543
  1,000,000   Puerto Rico Infrastructure               5.500   07/01/2027     07/01/2027         1,073,090
  9,400,000   Puerto Rico Infrastructure               6.000   12/15/2026     12/15/2021(A)     10,541,536
    560,000   Puerto Rico Infrastructure (Mepsi
              Campus)                                  5.600   10/01/2014     07/16/2013(B)        572,538
  2,000,000   Puerto Rico Infrastructure (Mepsi
              Campus)                                  6.250   10/01/2024     07/19/2017(A)      2,015,580
  3,310,000   Puerto Rico ITEMECF (Cogeneration
              Facilities)                              6.625   06/01/2026     01/31/2012(A)      3,310,066
    455,000   Puerto Rico ITEMECF
              (InterAmerican University)               5.000   10/01/2018     01/31/2012(A)        455,714
    160,000   Puerto Rico ITEMECF (University
              Plaza)                                   5.625   07/01/2014     07/01/2012(A)        162,738
  2,000,000   Puerto Rico Municipal Finance
              Agency, Series A                         5.250   08/01/2019     08/01/2012(A)      2,024,160
  1,350,000   Puerto Rico Public Buildings
              Authority                                5.250   07/01/2017     07/01/2017         1,484,339
    135,000   Puerto Rico Public Buildings
              Authority                                5.500   07/01/2023     07/01/2016(A)        142,956
  3,590,000   Puerto Rico Public Buildings
              Authority                                6.000   07/01/2027     07/01/2018(A)      3,951,190
    500,000   Puerto Rico Public Buildings
              Authority                                6.125   07/01/2023     07/01/2019(A)        548,585
    735,000   Puerto Rico Public Buildings
              Authority                                6.250   07/01/2021     07/01/2021           848,014
  5,220,000   Puerto Rico Public Buildings
              Authority                                6.250   07/01/2022     07/01/2022         6,001,538
  2,905,000   Puerto Rico Public Buildings
              Authority                                6.250   07/01/2026     07/01/2019(A)      3,281,895
  1,000,000   Puerto Rico Public Buildings
              Authority                                6.750   07/01/2036     07/01/2019(A)      1,133,420
  2,950,000   Puerto Rico Public Buildings
              Authority                                7.000   07/01/2021     07/01/2014(A)      3,293,734
 13,200,000   Puerto Rico Public Buildings
              Authority                                7.000   07/01/2025     06/01/2014(A)     14,418,096
     70,000   Puerto Rico Public Finance Corp.,
              Series A                                 6.000   08/01/2015     01/12/2012(A)         70,116
 37,400,000   Puerto Rico Public Finance Corp.,
              Series A                                 6.500   08/01/2028     08/01/2016(A)     39,813,422
  2,000,000   Puerto Rico Public Finance Corp.,
              Series B                                 5.500   08/01/2031     08/01/2021(A)      2,053,860
  8,825,000   Puerto Rico Public Finance Corp.,
              Series B                                 6.000   08/01/2024     08/01/2021(A)      9,868,027
 17,475,000   Puerto Rico Public Finance Corp.,
              Series B                                 6.000   08/01/2025     08/01/2021(A)     19,382,047
 11,000,000   Puerto Rico Sales Tax Financing
              Corp., Series A                          5.625   08/01/2030     02/01/2015(A)     11,583,880
    690,000   Puerto Rico Sales Tax Financing
              Corp., Series A                          6.125   08/01/2029     02/01/2014(A)        771,689
 24,135,000   Puerto Rico Sales Tax Financing
              Corp., Series A                          6.125   08/01/2029     02/01/2014(A)     25,605,546

45 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                               Coupon     Maturity      Maturity**              Value
-----------                                               -------   ----------  -------------       ------------
U.S. Possessions Continued
$ 9,000,000   Puerto Rico Sales Tax Financing
              Corp., Series A                               6.500%   08/01/2044   08/01/2019(A)      $10,367,190
  6,495,000   Puerto Rico Sales Tax Financing
              Corp., Series B                               6.000    08/01/2026   08/01/2021(A)        7,171,974
 35,000,000   Puerto Rico Sales Tax Financing
              Corp., Series C                               6.500    08/01/2035   08/01/2020(A)       41,178,900
  1,000,000   University of Puerto Rico                     5.000    06/01/2020   06/01/2016(A)        1,045,100
  2,535,000   University of Puerto Rico, Series P           5.000    06/01/2023   06/01/2016(A)        2,602,761
  1,790,000   University of Puerto Rico, Series Q           5.000    06/01/2022   06/01/2016(A)        1,847,083
    500,000   V.I. Government Refinery Facilities
              (Hovensa Coker)                               6.500    07/01/2021   10/01/2017(B)          483,195
  4,675,000   V.I. Public Finance Authority, Series A       6.375    10/01/2019   01/31/2012(A)        4,686,407
                                                                                                    ------------
                                                                                                     456,644,774
Utah-0.2%
  1,081,000   Eagle Mountain, UT Special
              Assessment                                    6.250    05/01/2013   05/01/2012(A)        1,086,113
    310,000   Emery County, UT Environmental
              Improvement (Pacificorp)                      6.150    09/01/2030   01/31/2012(A)          310,047
  1,055,000   Emery County, UT Pollution Control
              (Pacificorp)                                  5.625    11/01/2023   01/31/2012(A)        1,057,374
    540,000   Emery County, UT Pollution Control
              (Pacificorp)                                  5.650    11/01/2023   01/31/2012(A)          540,437
     30,000   Intermountain, UT Power Agency                5.000    07/01/2013   01/24/2012(A)           30,117
  5,485,000   Tooele County, UT Hazardous
              Waste Treatment (Union Pacific
              Corp.)                                        5.700    11/01/2026   04/28/2012(A)        5,502,607
    490,000   UT HFA (Single Family Mtg.)                   6.125    01/01/2027   01/31/2012(A)          490,573
      5,000   UT University Campus Facilities
              System, Series A                              6.750    10/01/2014   01/31/2012(A)            5,014
                                                                                                    ------------
                                                                                                       9,022,282
Vermont-0.1%
    110,000   Burlington, VT Airport                        5.600    07/01/2017   01/31/2012(A)          110,168
    120,000   Burlington, VT Airport, Series B              5.750    07/01/2017   01/31/2012(A)          120,198
    205,000   Burlington, VT COP                            5.500    12/01/2016   01/31/2012(A)          205,843
  3,500,000   Burlington, VT GO                             5.000    06/30/2012   06/30/2012           3,501,855
     40,000   VT HFA                                        5.400    02/15/2012   01/31/2012(A)           40,141
     15,000   VT HFA (Single Family)                        5.500    11/01/2021   01/31/2012(A)           15,129
     15,000   VT HFA (Single Family), Series 11A            5.900    05/01/2019   01/31/2012(A)           15,452
                                                                                                    ------------
                                                                                                       4,008,786
Virginia-0.4%
    265,000   Norfolk, VA EDA, Series B                     5.625    11/01/2015   05/29/2014(B)          236,012
    717,000   VA Gateway Community Devel.
              Authority                                     6.375    03/01/2030   01/24/2015(A)          727,052
  8,170,000   VA Hsg. Devel. Authority (Rental
              Hsg.)                                         5.550    01/01/2027   01/15/2012(A)        8,185,768
  4,705,000   VA Hsg. Devel. Authority, Series E            6.375    01/01/2036   07/01/2018(A)        5,139,413

46 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                               Coupon     Maturity      Maturity**             Value
-----------                                               -------   ----------  -------------      ------------

Virginia Continued
$975,000        Watkins Centre, VA Community
                Devel. Authority                           5.400%   03/01/2020     09/11/2014(A)       $989,937
                                                                                                   ------------
                                                                                                     15,278,182
Washington-2.2%
       10,000   Bellingham, WA Hsg. Authority
                (Cascade Meadows)                           5.200   11/01/2027     01/31/2012(A)         10,006
      740,000   Chelan County, WA Devel. Corp.
                (Alcoa)                                     5.850   12/01/2031     01/31/2012(A)        740,111
   15,000,000   Chelan County, WA Public Utility
                District No. 1 (Chelan Hydro)               6.050   07/01/2032     07/01/2013(A)     16,304,400
    1,755,000   Clark County, WA Public Utility
                District No. 1                              5.500   01/01/2025     01/31/2012(A)      1,761,125
      930,000   Kent, WA GO                                 5.375   12/01/2020     01/31/2012(A)        933,627
       25,000   King County, WA Hsg. Authority
                (Cascadian Apartments)                      6.850   07/01/2024     07/01/2012(A)         25,265
       15,000   King County, WA Hsg. Authority
                (Fairwood Apartments)                       5.900   12/01/2015     06/01/2012(A)         15,115
      160,000   King County, WA Hsg. Authority
                (Fairwood Apartments)                       6.000   12/01/2025     06/01/2012(A)        161,406
       10,000   King County, WA Hsg. Authority
                (Rural Preservation)                        5.750   01/01/2028     12/18/2023(B)          9,085
      300,000   Ocean Shores, WA GO                         5.500   12/01/2019     06/01/2012(A)        304,890
      115,000   Pierce County, WA Hsg. Authority            5.800   12/01/2023     02/09/2021(B)         98,386
    3,000,000   Port Longview, WA                           6.250   12/01/2018     01/31/2012(A)      3,025,260
       20,000   Port Moses Lake, WA GO                      5.750   12/01/2019     01/31/2012(A)         20,005
    2,300,000   Port of Seattle, WA GO                      5.000   09/01/2025     09/01/2021(A)      2,538,142
    2,000,000   Port of Seattle, WA GO                      5.000   09/01/2026     09/01/2021(A)      2,190,040
      245,000   Prosser, WA Water & Sewer                   5.400   09/01/2012     01/31/2012(A)        246,027
       25,000   WA COP (Dept. of General
                Administration)                             5.500   10/01/2013     01/31/2012(A)         25,105
       20,000   WA COP (Dept. of General
                Administration)                             5.600   10/01/2015     01/31/2012(A)         20,082
       30,000   WA COP (Dept. of General
                Administration)                             5.600   10/01/2016     01/31/2012(A)         30,120
       75,000   WA Health Care Facilities Authority
                (Harrison Memorial Hospital)                5.300   08/15/2014     01/31/2012(A)         75,152
      145,000   WA Health Care Facilities Authority
                (Harrison Memorial Hospital)                5.400   08/15/2023     01/31/2012(A)        145,115
       10,000   WA Health Care Facilities Authority
                (Swedish Health Services)                   5.250   11/15/2026     01/31/2012(A)         10,005
   10,000,000   WA Health Care Facilities Authority
                (Swedish Health Services)                   6.500   11/15/2027     11/15/2015(A)     10,672,200
        5,000   WA Health Care Facilities Authority
                (Yakima Valley Memorial Hospital
                Assoc.)                                     5.375   12/01/2014     12/14/2013(A)          4,999
      160,000   WA HFC                                      5.000   06/01/2021     03/01/2012(A)        161,808
   27,320,000   WA Tobacco Settlement Authority
                (TASC)                                      6.500   06/01/2026     06/01/2013(A)     27,973,221

47 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal                                                                         Effective
     Amount                                               Coupon     Maturity      Maturity**             Value
-----------                                               -------   ----------  -------------      ------------
Washington Continued
$  20,200,000 WA Tobacco Settlement Authority
              (TASC)                                       6.625%   06/01/2032    06/01/2013(A)     $20,615,110
                                                                                                   ------------
                                                                                                     88,115,807
West Virginia-0.7%
   28,400,000  Mason County, WV Pollution
               Control (Appalachian Power
               Company)                                    6.050    12/01/2024    01/31/2012(A)      28,824,580
      100,000  WV Hospital Finance Authority
               (Charleston Area Medical Center)            5.500    09/01/2028    09/01/2014(A)         101,514
       55,000  WV Water Devel. Authority                   5.625    07/01/2030    07/01/2012(A)          55,289
       50,000  WV Water Devel. Authority                   6.250    07/01/2030    01/31/2012(A)          50,315
       75,000  WV West Liberty State College,
               Series A                                    6.000    06/01/2023    06/01/2013(A)          77,435
                                                                                                   ------------
                                                                                                     29,109,133
Wisconsin-1.9%
      380,000   Janesville, WI Industrial Devel.
                (Paramount Communications)                  7.000    10/15/2017   01/31/2012(A)         380,764
      240,000   Madison, WI Industrial Devel.
                (Madison Gas & Electric Company)            5.875    10/01/2034   04/01/2012(A)         240,715
   16,000,000   Marshfield, WI Electric                     5.500    12/01/2030   12/01/2020(A)      18,060,320
    5,270,000   WI H&EFA (AHCM/AHC/AMG
                Obligated Group)                            6.400    04/15/2033   04/15/2013(A)       5,384,201
    1,810,000   WI H&EFA (Aurora Health Care)               5.600    02/15/2029   01/31/2012(A)       1,810,941
   12,650,000   WI H&EFA (Aurora Health
                Care/Aurora Medical Group/Aurora
                Health Care Metro Obligated
                Group)                                      6.500    04/15/2033   04/15/2013(A)      12,925,391
      150,000   WI H&EFA (Beloit College)                   5.250    06/01/2025   06/01/2020(A)         155,781
    3,085,000   WI H&EFA (Beloit College)                   5.750    06/01/2021   06/01/2015(A)       3,262,912
      360,000   WI H&EFA (Divine Savior
                Healthcare)                                 5.400    06/01/2014   01/31/2012(A)         360,680
      100,000   WI H&EFA (Lawrence University of
                Wisconsin)                                  5.125    10/15/2018   01/31/2012(A)         100,139
    3,075,000   WI H&EFA (Marshfield Clinic)                5.625    02/15/2017   01/31/2012(A)       3,080,658
      245,000   WI H&EFA (Marshfield Clinic)                5.750    02/15/2027   01/31/2012(A)         245,096
      200,000   WI H&EFA (Marshfield Clinic)                6.250    02/15/2018   01/31/2012(A)         200,420
      260,000   WI H&EFA (Marshfield Clinic)                6.250    02/15/2029   01/31/2012(A)         260,185
   11,545,000   WI H&EFA (Medical College of
                Wisconsin)                                  5.500    12/01/2026   12/01/2015(A)      12,105,163
      130,000   WI H&EFA (MHSC/MAstdC/MA
                Obligated Group)                            5.375    08/15/2019   01/31/2012(A)         130,191
       25,000   WI H&EFA (MHSC/MAstdC/MA
                Obligated Group)                            5.500    08/15/2025   01/31/2012(A)          25,019
       70,000   WI H&EFA (Monroe Clinic)                    5.375    02/15/2022   01/31/2012(A)          70,093
    5,000,000   WI H&EFA (Wheaton Franciscan
                Services)                                   5.250    08/15/2025   08/15/2013(A)       5,002,300
    9,715,000   WI H&EFA (Wheaton Franciscan
                Services/Wheaton Franciscan
                Medical Group Obligated Group)              5.250    08/15/2025   08/15/2016(A)       9,727,824

48 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

   Principal                                                                        Effective
      Amount                                                  Coupon    Maturity   Maturity**                    Value
------------                                                 -------  ---------     ----------       -----------------
Wisconsin Continued
$  1,000,000      WIH&EFA (Wheaton Franciscan
                  Services/Wheaton Franciscan
                  Medical Group Obligated Group)              5.250%   08/15/2026   08/15/2026       $         994,390
     540,000      WIH&EFA (WMA/MHCC/MVS
                  Obligated Group)                            5.600    08/15/2023   08/15/2013(A)              551,113
      50,000      WI Hsg. & EDA (Home Ownership),
                  Series C                                    6.000    09/01/2036   09/01/2015(A)               53,625
       5,000      WI Hsg. & EDA, Series B                     5.300    11/01/2018   01/31/2012(A)                5,006
                                                                                                     -----------------
                                                                                                            75,132,927
Wyoming-0.0%
     515,000      Lincoln County, WY Pollution
                  Control (PacifiCorp)                        5.625    11/01/2021   01/31/2012(A)              515,937
                                                                                                     -----------------
Total Municipal Bonds and Notes (Cost $3,912,667,813)                                                    3,983,883,530
Corporate Bonds and Notes-0.0%
      10,577      Delta Air Lines, Inc., Sr. Unsec. Nts.(7)
                  (Cost $10,471)                              8.000    12/01/2015          --                   10,148
Total Investments, at Value (Cost $3,912,678,284)-100.0%                                                 3,983,893,678
Liabilities in Excess of Other Assets- (0.0)                                                                  (554,144)
                                                                                                     -----------------
Net Assets-100.0%                                                                                    $   3,983,339,534
                                                                                                     =================

Footnotes to Statement of Investments

-----------------
* December 30, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

** Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

     A. Optional call date; corresponds to the most conservative yield calculation.

     B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

     C.   Date of mandatory put.

1. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

2. When-issued security or delayed delivery to be delivered and settled after December 30, 2011. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,829,700 or 0.27% of the Fund's net assets as of December 30, 2011.

7. Received as a result of a corporate action.

49 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

  1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

  2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

  3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 30, 2011 based on valuation input level:

                                                                                             LEVEL 3-
                                                     LEVEL 1-             LEVEL 2-        SIGNIFICANT
                                                   UNADJUSTED    OTHER SIGNIFICANT       UNOBSERVABLE
                                                QUOTED PRICES    OBSERVABLE INPUTS             INPUTS                  VALUE
                                                -------------    -----------------       -------------     -----------------
ASSETS TABLE
INVESTMENT, AT VALUE:
Municipal Bonds and Notes
    Alabama                                     $      -         $       68,666,739      $           -     $      68,666,739
    Alaska                                             -                 17,090,673                  -            17,090,673
    Arizona                                            -                102,297,244                  -           102,297,244
    Arkansas                                           -                  1,702,980                  -             1,702,980
    California                                         -                487,101,256                  -           487,101,256
    Colorado                                           -                 13,485,860                  -            13,485,860
    Connecticut                                        -                 30,681,092                  -            30,681,092
    Delaware                                           -                  5,799,999                  -             5,799,999
    District of Columbia                               -                 49,446,366                  -            49,446,366
    Florida                                            -                184,245,516                  -           184,245,516
    Georgia                                            -                 55,896,192                  -            55,896,192
    Hawaii                                             -                 64,610,283                  -            64,610,283
    Idaho                                              -                  3,201,605                  -             3,201,605
    Illinois                                           -                504,573,112                  -           504,573,112
    Indiana                                            -                 46,210,307                  -            46,210,307
    Iowa                                               -                  2,011,120                  -             2,011,120
    Kansas                                             -                 20,991,609                  -            20,991,609
    Kentucky                                           -                 34,310,265                  1            34,310,266
    Louisiana                                          -                142,913,446                  -           142,913,446
    Maine                                              -                    418,697                 20               418,717
    Maryland                                           -                 14,485,686                  -            14,485,686
    Massachusetts                                      -                 34,709,364             32,220            34,741,584
    Michigan                                           -                100,148,034                  -           100,148,034
    Minnesota                                          -                 63,322,393                  -            63,322,393
    Mississippi                                        -                 39,459,600                  -            39,459,600
    Missouri                                           -                 38,322,386                  -            38,322,386
    Montana                                            -                  3,293,443                  -             3,293,443
    Multi States                                       -                 23,329,870                  -            23,329,870
    Nebraska                                           -                    929,646                  -               929,646
    Nevada                                             -                  6,307,260                  -             6,307,260
    New Hampshire                                      -                 33,328,303                  -            33,328,303
    New Jersey                                         -                155,704,710                  -           155,704,710
    New Mexico                                         -                    215,068                  -               215,068
    New York                                           -                125,585,408                  -           125,585,408
    North Carolina                                     -                    726,675                  -               726,675

50 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                                             LEVEL 3-
                                                     LEVEL 1-             LEVEL 2-        SIGNIFICANT
                                                   UNADJUSTED    OTHER SIGNIFICANT       UNOBSERVABLE
                                                QUOTED PRICES    OBSERVABLE INPUTS              INPUTS                   VALUE
--------------------------------------------   --------------   -------------------     --------------      ------------------
    North Dakota                                            -               101,651                  -                 101,651
    Ohio                                                    -           150,287,607                  -             150,287,607
    Oklahoma                                                -             1,779,679                  -               1,779,679
    Oregon                                                  -             1,643,478                  -               1,643,478
    Pennsylvania                                            -           216,656,449                  -             216,656,449
    Rhode Island                                            -            65,946,033                  -              65,946,033
    South Carolina                                          -            45,241,419                  -              45,241,419
    South Dakota                                            -            23,360,355                  -              23,360,355
    Tennessee                                               -            54,109,649                  -              54,109,649
    Texas                                                   -           271,374,934                  -             271,374,934
    U.S. Possessions                                        -           456,644,774                  -             456,644,774
    Utah                                                    -             9,022,282                  -               9,022,282
    Vermont                                                 -             4,008,786                  -               4,008,786
    Virginia                                                -            15,278,182                  -              15,278,182
    Washington                                              -            88,115,807                  -              88,115,807
    West Virginia                                           -            29,109,133                  -              29,109,133
    Wisconsin                                               -            75,132,927                  -              75,132,927
    Wyoming                                                 -               515,937                  -                 515,937
Corporate Bonds and Notes                                   -                10,148                  -                  10,148
                                                -------------    ------------------      -------------       -----------------
Total Assets                                    $           -    $    3,983,861,437      $      32,241       $   3,983,893,678
                                                -------------    ------------------      -------------       -----------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS         Adult Communities Total Services
AHC          Aurora Health Center
AHCM         Aurora Health Care Metro
AMG          Aurora Medical Group
AUS          Allegheny United Hospital
BLMC         Bethesda Lutheran Medical Center
CDA          Communities Devel. Authority
CHFTEH       Catholic Housing for the Elderly & Handicapped
CHHC         Community Health & Home Care
CHlthS       Centegra Health Systems
COP          Certificates of Participation
CSAHS        The Sisters of Charity of St. Augustine Health System
CVH          Central Vermont Hospital
DHC          Dartmouth-Hitchcock Clinic
DKH          Day Kimball Hospital
DRH          D.R. Hospital
DRIVERs      Derivative Inverse Tax Exempt Receipts
EDA          Economic Devel. Authority
EDC          Economic Devel. Corp.
EDFA         Economic Devel. Finance Authority
EF&CD        Environmental Facilities and Community Devel.
EMH          Elmhurst Memorial Hospital
EMHC         Elmhurst Memorial Healthcare
EMHH         Elmhurst Memorial Home Health
FHA          Federal Housing Agency/Authority
FHS          Freeman Health System

51 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

FRS          Family Rehabilitation Services (Hancock Manor)
GHS          Gaston Health Services
GO           General Obligation
H&EFA        Health and Educational Facilities Authority
H&HEFA       Hospitals and Higher Education Facilities Authority
HDA          Hospital Devel. Authority
HE&HF        Higher Educational and Housing Facilities
HE&HFA       Higher Education and Health Facilities Authority
HEFA         Higher Education Facilities Authority
HESJH        HealthEast St. John's Hospital
HFA          Housing Finance Agency
HFC          Housing Finance Corp.
HFDC         Health Facilities Devel. Corp.
HNE          Healthnet of New England
HSJH         HealthEast St. Joseph's Hospital
HUHS         Hahnemann University Hospital System
IDA          Industrial Devel. Agency
IDC          Industrial Devel. Corp.
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental
             Community Facilities
JFK          John Fitzgerald Kennedy
JHF          Jewish Hospital Foundation
JHHS         Jewish Hospital Healthcare Services
JHP          JH Properties
KGC          Kuakini Geriatric Care
KHS          Kuakini Health System
KMC          Kuakini Medical Center
KSS          Kuakini Support Services
MA           Mercy Alliance
MAstdC       Mercy Assisted Care
MCP          Medical College Of Pennsylvania
MHCC         Masonic Health Care Center
MHF          Miriam Hospital Foundation
MHMH         Mary Hitchcock Memorial Hospital
MHSC         Mercy Health System Corp.
MMCtr        Memorial Medical Center
MTA          Metropolitan Transportation Authority
MVS          Masonic Village on the Square
NIMC         Norhtern Illinois Medical Center
NSU          Northeastern State University
NY/NJ        New York/New Jersey
NYC          New York City
OHP          Oakwood Health Promotions
OHS          Oakwood Healthcare System
OUH          Oakwood United Hospitals
PA/NJ        Pennsylvania/New Jersey
RCF          Rush-Copley Foundation
RCMC         Rush-Copley Medical Center
Res Rec      Resource Recovery Facility
RIH          Rhode Island Hospital
RIHF         Rhode Island Hospital Foundation
ROLs         Residual Option Longs
RUMC         Rush University Medical Center
SANC         St. Anne's Nursing Center
SCIC         Scottsdale Captive Insurance Company
SHC          Scottsdale Healthcare Corp.
SHH          Scottsdale Healthcare Hospitals
SHRC         Scottsdale Healthcare Realty Corp.
SJR          St. Joseph Residence

52 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

SJRNC        St. Johns Rehabilitation and Nursing Center
SLHOKC       St. Luke's Hospital of Kansas City
SLHS         St. Luke's Health System
TASC         Tobacco Settlement Asset-Backed Bonds
TC           Travis Corp. (People Care)
TMH          The Miriam Hospital
UHHS         University Hospitals Health System
V.I.         United States Virgin Islands
VC           VinFen Corp.
VCS          VinFen Clinical Services
VMNRC        Villa Marina Nursing & Rehabilitation Center
WMA          Wisconsin Masonic Home

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since December 30, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

 "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

53 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                       WHEN-ISSUED OR
                       DELAYED DELIVERY
                       BASIS TRANSACTIONS
---------------------  ------------------
Purchased securities   $          951,111

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. These securities entail leverage, and their interest rate varies inversely at a multiple of the change in short-term interest rates. As short term interest rates rise, inverse floating rate securities produce less current income. The value of such securities is also more volatile than comparable fixed rate securities.

An inverse floating rate security is created as part of a financial transaction referred to as a "tender option bond" transaction. In most cases, in a tender option bond transaction the Fund purchases and subsequently transfers a fixed rate municipal bond (the "underlying municipal bond") to a broker dealer (the "sponsor"). The sponsor creates a trust (the "Trust") into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an "inverse floating rate security") to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the "purchase price") periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally

54 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

bear short term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust's administrative expenses and accrued interest to holders of the short term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying bond paid to the Fund is inversely related the rate of interest on the short term floating rate securities.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short term floating rate securities to facilitate the Fund's acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. Through the exercise of either of these rights, the Fund can terminate or "collapse" the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short term floating rate securities to the Fund's investment exposure to the underlying municipal bond.

The Fund's investments in inverse floating rate securities involve certain risks. The value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate municipal bond having a similar credit quality and maturity, and should be expected to be more volatile than a direct investment in the related underlying municipal bond because of the effect of leverage provided by the related short term floating rate securities. An inverse floating rate security can be expected to underperform fixed rate municipal bonds when the difference between long term and short term interest rates is decreasing (or is already small) or when long term interest rates are rising, but can be expected to outperform fixed rate municipal bonds when the difference between long term and short term interest rates is increasing (or is already large) or when long term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or "collapse" of a Trust upon the occurrence of certain adverse events, usually referred to as "mandatory tender events" or "tender option termination events." These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security generally receiving the proceeds of such sale only after the holders of the short term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the occurrence of a "mandatory tender event." In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement may effectively make the Fund liable for the amount of the difference between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and

55 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

intends to take action to terminate the Fund's investment in related inverse floating rate securities, if it deems it appropriate to do so. As of December 30, 2011, the Fund's maximum exposure under such agreements is estimated at $93,090,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by purchasing and subsequently transferring an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports, while interest payable on the related short term floating rate securities is recorded as interest expense. At December 30, 2011, municipal bond holdings with a value of $205,198,608 shown on the Fund's Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $101,115,000 in short-term floating rate securities issued and outstanding at that date.

At December 30, 2011, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

PRINCIPAL                                                               COUPON              MATURITY
AMOUNT              INVERSE FLOATER(1)                                   RATE(2)              DATE                  VALUE
------------------  ----------------------------------------------    ------------       -------------   ----------------
$      12,035,000   AZ Health Facilities Authority ROLs(3)                  10.718%             1/1/30   $     13,342,723
       25,000,000   CA Health Facilities Financing Authority(3)              9.250            11/15/31         30,631,000
       16,485,000   Chicago, IL Board of Education ROLs(3)                   8.518             12/1/24         19,666,770
        5,050,000   Chicago, IL O'Hare International Airport ROLs(3)         8.805              1/1/16          5,081,411
       17,500,000   Montgomery County, PA IDA ROLs(3)                        9.310              8/1/30         23,491,650
        5,025,000   RI Student Loan Authority(3)                            11.096             12/1/23          5,041,432
        3,780,000   Sedgwick & Shawnee Counties, KS Hsg.
                    (Single Family Mtg.) DRIVERS                             9.224             12/1/38          4,363,783
        2,120,000   Sedgwick & Shawnee Counties, KS Hsg.
                    (Single Family Mtg.) DRIVERS                            13.614              6/1/39          2,464,839
                                                                                                         ----------------
                                                                                                         $    104,083,608
                                                                                                         ================

---------------
1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports.

The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short term floating rate securities that are related to the inverse floating rate securities from time to time held by the Fund to the total assets of the Fund. The Fund's exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $101,115,000 as of December 30, 2011.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of December 30, 2011 is as follows:

56 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

Cost                                $     5,577,972
Market Value                        $     2,999,907
Market Value as a % of Net Assets              0.08%

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities      $  3,811,283,521(1)
                                    ================
Gross unrealized appreciation       $    102,986,702
Gross unrealized depreciation            (34,384,733)
                                    ----------------
Net unrealized appreciation         $     68,601,969
                                    ================

---------------
1. The Federal tax cost of securities does not include cost of $104,008,188, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

57 | Oppenheimer Limited Term Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By:-s- William F. Glavin, Jr.
   ----------------------------
   William F. Glavin, Jr.
   Principal Executive Officer

Date: 2/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:-s- William F. Glavin, Jr.
   ----------------------------
   William F. Glavin, Jr.
   Principal Executive Officer

Date: 2/9/2012

By:-s- Brian W. Wixted
   ----------------------------
   Brian W. Wixted
   Principal Financial Officer

Date: 2/9/2012